As filed with the Securities and Exchange Commission on April 28, 1998.
                                  Registration No. 33-83928



                              SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, D.C. 20549

                                           FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         PRE-EFFECTIVE AMENDMENT NO.   _____        (  )
         POST-EFFECTIVE AMENDMENT NO.     4            (X)


                                            and/or

                         REGISTRATION STATEMENT UNDER THE INVESTMENT
                                     COMPANY ACT OF 1940


                               Amendment No. 4 (X)
                      (Check appropriate box or boxes)



                                RETIREMENT PLAN SERIES ACCOUNT
                                  (Exact name of Registrant)
                         GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                     (Name of Depositor)
                                    8515 East Orchard Road
                                  Englewood, Colorado 80111
               (Address of Depositor's Principal Executive Officers) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                        (800) 537-2033

                                     William T. McCallum
                         Great-West Life & Annuity Insurance Company
                            President and Chief Executive Officer
                                    8515 East Orchard Road
                                  Englewood, Colorado 80111
                           (Name and Address of Agent for Service)

                                           Copy to:
                                    James F. Jorden, Esq.

                     Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East

                                 Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate space):


   ____ Immediately  upon filing  pursuant to paragraph (b) of Rule 485 X On May
     1, 1998, pursuant to paragraph (b) of Rule 485.

   ____  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
   ____  On ____________, pursuant to paragraph (a)(1) of Rule 485.
   ____  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
   ____  On ____________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

   ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

5
                                RETIREMENT PLAN SERIES ACCOUNT

                                    Cross Reference Sheet
                                Showing Location  in Prospectus
                           and Statement of Additional Information
                                   As Required by Form N-4

FORM N-4 ITEM                                                    PROSPECTUS CAPTION

1.      Cover Page...............................................Cover Page

2       Definitions..............................................Glossary of Special Terms

3.      Synopsis.................................................Fee Table; Questions and
                            Answers about the Series
                            Account Variable Annuity

4.      Condensed Financial Information..........................Condensed Financial
                                                                 Information

5.      General Description of
          Registrant, Depositor and
          Portfolio Companies....................................Great-West Life & Annuity
                               Insurance Company;
                           Retirement Series Account;
                            Investments of the Series
                             Account; Voting Rights

6.      Deductions ..............................................Administrative Charges;
                           Risk Charges, Premium Taxes
                              and Other Deductions;
                           Appendix A; Distribution of
                                                                 the Contracts

7.      General Description of
          Variable Annuity Contracts ............................The Contracts; Investments
                             of the Series Account;
                             Statement of Additional
                                                                 Information

8.      Annuity Period...........................................Annuity Options





9.      Death Benefit                                            The Contracts-Accumulation
                             Period - Death Benefit;
                            Prior to Retirement Date;
                                                                 Annuity Payments

10.     Purchases and Contract Value.............................The Contracts-General; The
                                                                 Contracts-Accumulation
                                                                 Period; Distribution of the
                                                                 Contracts; Cover Page;
                                                                 Great-West Life & Annuity
                                                                 Insurance Company

11.     Redemptions..............................................The Contracts-Accumulation
                           Period - Total and Partial
                          Surrenders; Return Privilege

12.     Taxes....................................................Federal Tax Consequences

13.     Legal Proceedings........................................Legal Proceedings

14.     Table of Contents of
            Statement of Additional
          Information............................................Statement of Additional
                                                                 Information





                                                           STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                              INFORMATION CAPTION


15.     Cover Page...............................................Cover Page

16.     Table of Contents........................................Table of Contents

17.     General Information and
          History................................................Not Applicable

18.     Services.................................................Custodian and Accountants

19.     Purchase of Securities
          Being Offered..........................................Not Applicable

20.     Underwriters.............................................Underwriter

21.     Calculation of
          Performance Data.......................................Calculation of Performance Data

22.     Annuity Payments.........................................Not Applicable

23.     Financial Statements.....................................Financial Statements


                                            PART A

                             INFORMATION REQUIRED IN A PROSPECTUS

                                RETIREMENT PLAN SERIES ACCOUNT
                                              of
                         Great-West Life & Annuity Insurance Company

                    INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

                                        Distributed by
                                  One Orchard Equities, Inc.

                      8515 East Orchard Road, Englewood, Colorado 80111
                                        (800) 338-4015

The individual flexible premium variable annuity contracts (the "Contracts") described in this prospectus are designed and offered to provide for individual retirement account ("IRA") programs. The Contracts may be purchased with rollover proceeds from qualified plans as described under Section 401(a) of the Internal Revenue Code (the "Code"), including qualified plans as described under
Section 401(k) of the Code ("401(k) Plans"). There is no minimum initial contribution requirement. Additional contributions may come from earned income derived from non-retirement plan sources and any eligible rollover sources as described in the Code. There is no requirement for additional contributions. Should you choose to make a contribution the minimum additional amount is $250.


     The Contracts are issued by Great-West Life & Annuity Insurance Company ("GWL&A"). One Orchard Equities, Inc. ("One Orchard") is the principal underwriter and distributor of the Contracts. The Contracts provide for a deferred annuity to begin at a future pre-selected date (the "Annuity Commencement Date"). The Contracts also provide for a death benefit.

   Prior to the Annuity Commencement Date, the Contributions can accumulate on a variable basis, guaranteed basis, or a combination of both. To accumulate on a variable basis, Contributions will be allocated to the RETIREMENT PLAN SERIES ACCOUNT (the "Series Account"), a segregated investment account of GWL&A. The value of the Contributions prior to the Annuity Commencement Date and thus the amount accumulated to provide annuity payments will depend upon the investment performance of the Series Account.

   The amount of annuity payments may also be variable based upon the investment experience of the Series Account, or may be fixed without regard to such experience, or may be a combination of both.


   The Series Account currently has 14 Investment Divisions available for allocation of Contributions. The Investment Divisions invest in shares of one of the Portfolios of Maxim Series Fund, Inc. ("Maxim" or the "Fund"), a series, open-end management investment company as described beginning on page 2.

   THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR MAXIM SERIES FUND, INC. THIS PROSPECTUS PROVIDES INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE CONTRACTS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION, THE TABLE OF CONTENTS OF WHICH IS SET FORTH ON THE LAST PAGE OF THIS PROSPECTUS, IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING OR TELEPHONING GWL&A AT THE ADDRESS OR TELEPHONE NUMBER SET FORTH ABOVE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          The date of this prospectus is May 1, 1998

                                     AVAILABLE PORTFOLIOS

o the Money Market Portfolio, which seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share;

o the Investment Grade Corporate Bond Portfolio, which seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies;

o the Stock Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their respective pro-rata shares of the market;

o the U.S. Government Mortgage Securities Portfolio, which seeks the highest level of return consistent with preservation of capital and substantial credit protection and seeks to achieve this objective by investing in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations;


o the Small-Cap Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index1;

o the Value Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index2;


o the Growth Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index;

o the Small-Cap Value Portfolio, which seeks to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks;

o the Foreign Equity Portfolio, which seeks total return from long-term growth of capital and dividend income and seeks to achieve its investment objective by investing its assets primarily in international equity securities which are predominately common stocks and may also include any types of equity securities;

o the Small-Cap Aggressive Growth Portfolio, which seeks long-term capital growth and seeks to achieve its investment objective by investing its assets in common stocks or their equivalent, emphasizing securities believed to be undervalued;

o the Corporate Bond Portfolio, which seeks high total investment return by investing primarily in debt securities (including convertibles), although up to 20% of its assets, at the time of acquisition, may be invested in preferred stocks;

 SYMBOL 183 \f "Symbol" \s 10the Short-Term Maturity Bond Portfolio, which seeks preservation of capital, liquidity and maximum total return through investment in an actively managed portfolio of debt securities;


    the Blue Chip Portfolio, which seeks long-term growth of capital and income.

    the MidCap Growth Portfolio, which seeks to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies.


-------

1 Standard & Poor's Small-Cap 600 Stock Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index. 2 The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

                                      TABLE OF CONTENTS


                                                                                          Page

Fee Table................................................................................... 4

Examples.....................................................................................5

Glossary of Special Terms....................................................................7

Questions and Answers about the Series Account Variable Annuity..............................8

Financial Highlights........................................................................10

Performance Related Information.............................................................13

Great-West Life & Annuity Insurance Company.................................................15

Retirement Plan Series Account..............................................................15

The Contracts...............................................................................16

Accumulation Period.........................................................................16

Investments of the Series Account...........................................................19

Charges and Deductions......................................................................21

Periodic Payment Options....................................................................22

Annuity Options.............................................................................23

Federal Tax Consequences....................................................................25

Voting Rights...............................................................................27

Distribution of the Contracts...............................................................28

Return Privileges...........................................................................28

State Regulation............................................................................28

Reports.....................................................................................28

Legal Proceedings...........................................................................28

Legal Matters...............................................................................29

Registration Statement......................................................................29

Statement of Additional Information.........................................................29





                                          FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

    Sales Load Imposed on Purchases (as a percentage of purchase payments).............None
    Deferred Sales Load (as a percentage of amount distributed)........................None
    Distribution Fees (as a percentage of amount distributed)..........................None
    Exchange Fee.......................................................................None

Administrative Surrender Fees

$50 administrative surrender fee if the Contract is surrendered in whole during first 12 months $25 administrative surrender fee if the Contract is surrendered in part during first 12 months

SERIES ACCOUNT ANNUAL EXPENSES

Mortality & Expense Risk

 ...The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:

 -------------------------------------- ----------------------------------
    Mortality & Expense Risk Charge              Account Balance
 -------------------------------------- ----------------------------------
 -------------------------------------- ----------------------------------
                 0.75%                           $0 - $9,999.99
 -------------------------------------- ----------------------------------
 -------------------------------------- ----------------------------------
                 0.50%                        $10,000 - $ 24,999.99
 -------------------------------------- ----------------------------------
 -------------------------------------- ----------------------------------
                 0.25%                        $25,000 - $49,999.99
 -------------------------------------- ----------------------------------
 -------------------------------------- ----------------------------------
                 0.00%                         $50,000 and greater
 -------------------------------------- ----------------------------------

        Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year.

 ...Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, and thus makes no deduction from Contributions, GWL&A reserves the right, in the future and with prior notice to the Contract Owner, to deduct the Premium Tax, if any, from the Contract Value upon the Annuity Commencement Date. (See "Charges and Deductions.")


Maxim Series Fund, Inc. Annual Expenses
 ...(as a percentage of Maxim Series Fund, Inc. average daily net assets)

------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------


                         Investment
                         Grade                 U.S. Govt.                         Short-Term
              Money      Corporate   Stock      Mortgage    Small-Cap   Growth    Maturity      Blue
              Market     Bond        Index     Securities   Index       Index     Bond          Chip
              Portfolio  Portfolio   Portfolio  Portfolio   Portfolio   Portfolio Portfolio  Portfolio

------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------
------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------

Management      0.46%      0.60%      0.60%       0.60%       0.60%      0.60%      0.60%      1.00%
Fees

------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------
------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------

Other           None        None       None       None         None       None      None       0.15%
Expenses

------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------
------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------

TOTAL Maxim
Series Fund     0.46%      0.60%      0.60%       0.60%       0.60%      0.60%      0.60%      1.15%
Annual
Expenses

------------- ---------- ----------- --------- ------------ ----------- --------- ---------- -----------
------------- ---------- ----------- --------- ------------ ----------- --------- ----------

TOTAL Maxim
Series Fund     0.46%      0.60%      0.60%       0.60%       0.60%      0.60%      0.60%
Annual
Expenses

------------- ---------- ----------- --------- ------------ ----------- --------- ----------

-------------- --------- ----------- --------- ------------ ----------- ---------

                                                Small-Cap
                Value    Small-Cap   Foreign   Aggressive   Corporate    MidCap
               index     Value       Equity      Growth     Bond         Growth
               Portfolio Portfolio   Portfolio  Portfolio   Portfolio   Portfolio

-------------- --------- ----------- --------- ------------ ----------- ---------
-------------- --------- ----------- ---------- ------------ ------------ -------------

                                                              Small-Cap
                Value    Small-Cap     Total      Foreign    Aggressive    Corporate
               index     Value        Return      Equity       Growth         Bond
               Portfolio Portfolio   Portfolio   Portfolio    Portfolio    Portfolio

-------------- --------- ----------- ---------- ------------ ------------ -------------
-------------- --------- ----------- --------- ------------ ----------- ---------

Management      0.60%      1.00%      1.00%       1.00%       0.90%      1.00%
Fees

-------------- --------- ----------- --------- ------------ ----------- ---------
-------------- --------- ----------- --------- ------------ ----------- ---------

Other            None      0.28%      0.33%       0.11%        None      0.05%
Expenses

-------------- --------- ----------- --------- ------------ ----------- ---------
-------------- --------- ----------- --------- ------------ ----------- ---------

TOTAL Maxim
Series Fund     0.60%      1.28%      1.33%       1.11%       0.90%      1.05%
Annual
Expenses

-------------- --------- ----------- --------- ------------ ----------- ---------

EXAMPLES

If you do not take a distribution in whole from your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

---------------------------------- -------------- --------------- --------------- --------------
                                      1 Year          3 Year          5 Year         10 Year
---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Money Market Investment Division       42.63          71.26           104.92         215.62

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Investment Grade Corporate             44.08          75.94           113.30         235.68
 Bond Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Stock Index Investment Division        44.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

U.S. Government Mortgage               44.08          75.94           113.30         235.68
 Securities Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Index Investment             44.08          75.94           113.30         235.68
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Growth Index Investment Division       44.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Value Index Investment Division        44.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Value Investment             51.10          98.39           153.17         329.23
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Foreign Equity Investment              51.61          100.02          156.05         335.87
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Aggressive Growth            49.35          92.82           144.33         306.44
 Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Corporate Bond Investment              47.18          85.90           131.06         277.74
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Short-Term Maturity Bond               44.08          75.94           113.30         235.68
 Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Blue Chip Investment Division          49.76          94.13           145.65         311.84

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

MidCap Growth Investment Division      48.73          90.85           139.84         298.30

---------------------------------- -------------- --------------- --------------- --------------

If you take a distribution in whole from your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

---------------------------------- -------------- --------------- --------------- --------------
                                      1 Year          3 Year          5 Year         10 Year
---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Money Market Investment Division       92.63          71.26           104.92         215.62

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Investment Grade Corporate             94.08          75.94           113.30         235.68
 Bond Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Stock Index Investment Division        94.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

U.S. Government Mortgage               94.08          75.94           113.30         235.68
 Securities Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Index Investment             94.08          75.94           113.30         235.68
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Growth Index Investment Division       94.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Value Index Investment Division        94.08          75.94           113.30         235.68

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Value Investment            101.10          98.39           153.17         329.23
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Foreign Equity Investment             101.61          100.02          156.05         335.87
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Small-Cap Aggressive Growth            99.35          92.82           143.33         306.44
 Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Corporate Bond Investment              97.18          85.90           131.06         277.74
Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Short-Term Maturity Bond               94.08          75.94           113.30         235.68
 Investment Division

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

Blue Chip Investment Division          99.76          94.13           145.65         311.84

---------------------------------- -------------- --------------- --------------- --------------
---------------------------------- -------------- --------------- --------------- --------------

MidCap Growth Investment Division      98.73          90.85           139.84         298.30

---------------------------------- -------------- --------------- --------------- --------------

 ...The above Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees in the Contracts.

 ...The purpose of the tables shown above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. For more information pertaining to these costs and expenses see "Charges and Deductions."

   Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, and thus makes no deduction from Contributions, GWL&A reserves the right, in the future and with prior notice to the Contract Owner, to deduct the Premium Tax, if any, from the Contract Value upon the Annuity Commencement Date. (See "Charges and Deductions.")

GLOSSARY OF SPECIAL TERMS

As used in this prospectus, the terms have the indicated meanings:

Accumulation  Period:  The Period
during which the Contract Owner is covered under this Contract prior to the Contract Owner's Annuity Commencement Date.

Accumulation Unit: An accounting measure used to determine the Variable Account Value before the Annuity Commencement Date.

Administrative  Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Englewood, Colorado 80111.

Annuitant: The person upon whose life the annuity payments will be based.

Annuity Period: The period after the Annuity Commencement Date.

Annuity Commencement Date: The date on which annuity payments commence under an Annuity Option.

Annuity Unit: An accounting measure used to determine the dollar value of any variable annuity payment after the first payment.

Contribution(s): The total dollar amount(s) paid to purchase an annuity for an Annuitant.

Contract: An agreement between GWL&A and the Contract Owner providing a variable annuity. The agreement consists of the contract form and the application.

Contract Owner: The person, as described in this prospectus, to whom a Contract is issued.

Contract Value: The sum of the dollar values of all Accumulation Units credited to the Contract during the Accumulation Period.

Fixed Annuity: An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of the Series Account.

Fund: Maxim Series Fund, Inc., a registered, open-end, management investment company in which the assets of the Series Account are invested.

Investment Division: The Series Account is divided into investment divisions, one for each designated Portfolio maintained by the Fund and made available to the Series Account.

Premium Tax: The amount of tax, if any, charged on premiums, by a state or other government authority.


Request: Any request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Office, as required by any provision of the Contract, and at other times as required by GWL&A.

Series Account: The segregated investment account of Great-West Life & Annuity Insurance company called Retirement Plan Series Account existing under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Transfer: The transfer of all or a portion of the Contract Value between and among the sub-accounts.

Valuation Date: The date on which the net asset value of the Fund is determined. Valuation will occur on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. On the day after Thanksgiving, however, transactions submitted other than by automated voice response unit or computer link will not be processed.

Valuation  Period:  The period  between the ending of two  successive  Valuation
Dates.

Variable Annuity: An annuity providing for payments, the amount of which will vary in accordance with the changing values of securities held in the Series Account.

Variable Account Value: The sum of the values of the Variable Sub-Accounts credited to the Contract Value.

Variable      Sub-Account:      A

subdivision of the Series Account containing the value credited to a Contract Owner from an Investment Division.

QUESTIONS  AND ANSWERS  ABOUT THE
SERIES ACCOUNT VARIABLE ANNUITY

What is the purpose of the
Contracts offered in the
Prospectus?


   The variable annuity Contracts offered in this prospectus provide an IRA program (the "Program") as defined by the Code. This Program is primarily designed for individuals seeking to rollover assets which they accumulated under a 401(k) Plan. However, the Contracts may also be used by individuals who wish to rollover assets from other eligible sources, as described in the Code. With respect to any contract value allocated to the Fund, the value of the Contract and the amount of the annuity payments will vary according to the investment results of the Fund.


How are Contributions allocated?

   Contributions allocated to the Series Account accumulate on a variable basis. The assets of the Series Account are invested at net asset value (no sales charge) in shares of the Fund. The investment objectives and policies of those portfolios of the Fund which are available for allocation of Contributions to the Series Account are set forth at the beginning of the prospectus and are described in full in the accompanying prospectus for the Fund.

What are the  charges to Contract
Owners under the Contract?

   There is an administrative surrender fee of $50 for a Contract surrendered in whole during the first 12 months of the Contract (excluding the free look period) and an administrative surrender fee of $25 for a Contract surrendered in part during the first 12 months of the Contract.

   There are no sales charges (contingent, deferred or otherwise) applied to the Contract Value. GWL&A deducts from the net asset value of the Series Account an amount, computed daily for mortality and expense risk guarantees as described below.

   The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:

---------------------- ----------------------
 Mortality & Expense
     Risk Charge          Account Balance
---------------------- ----------------------
---------------------- ----------------------
        0.75%             $0 - $9,999.99
---------------------- ----------------------
---------------------- ----------------------
        0.50%          $10,000 - $ 24,999.99
---------------------- ----------------------
---------------------- ----------------------
        0.25%          $25,000 - $49,999.99
---------------------- ----------------------
---------------------- ----------------------
        0.00%           $50,000 and greater
---------------------- ----------------------

    Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year.

     Upon a total or partial distribution, a penalty tax may be imposed pursuant to Section 72 of the Code. (See "Federal Tax Consequences.")

   GWL&A presently makes no deduction from Contributions for premium taxes; however, applicable state premium taxes, ranging from 0 to 3.50%, may be deducted from the Contract Value upon the Annuity Commencement Date.

     In addition to the charges set forth above, the Contract Owner will indirectly bear the investment advisory fees and other expenses of the Fund. (See "Investments of the Series Account - Investment Adviser.")

Can I surrender the Contract in whole or in part?

   A distribution in whole or in part may be taken up to 30 days prior to the Annuity Commencement Date, subject to restrictions by the retirement plan under which your Contract is issued. If a distribution is requested less than 30 days prior to the Annuity Commencement Date, the Company may delay the Annuity Commencement Date for a period of up to 30 days. (See "Accumulation Period - Total and Partial Distribution.") Upon a total or partial distribution, a penalty tax may be imposed pursuant to Section 72 of the Code. (See "Federal Tax Status.") In addition, an administrative surrender fee may apply. (See "Charges and Deductions.")

Can Contributions be Transferred between the Variable Sub-Accounts?

     Yes. All or a portion of the Contract Value held in any of the Variable Sub-Accounts may be Transferred at any time prior to the Annuity Commencement Date by Request. (See "Accumulation Period - Transfers Between Sub-Accounts.")

What Annuity Options are available?

   The Contracts provide for several annuity options payable on a variable, fixed, or combination basis. An election of any annuity option(s) must be made at least 30 days prior to the Contract Owner's Annuity Commencement Date. If no election is made, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain. (See "Annuity Options.")

What are the voting rights under the Contracts?

     Contract Owners will be entitled to instruct GWL&A to vote shares of the Fund held in the Series Account based upon the value of their Contract. (See "Voting Rights.")

Is there a short-term cancellation ("Free Look") right?

   Yes. Within 10 days (20 days in Idaho and North Dakota) after the Contract is first received by the Contract Owner, it may be canceled by the Contract Owner for any reason by delivering or mailing it along with a Request to cancel, to GWL&A's Administrative Office.
(See "Return Privileges.")

How will the Contracts be distributed?

     The Contracts will be distributed through One Orchard Equities, Inc. ("One Orchard"). (See "Distribution of the Contracts.")

What is the Fund?

   The Contributions may be allocated to the Series Account. The assets of the Series Account are invested at net asset value in shares of the Fund. The Fund is an open-end management investment company of the series type. A more complete description of the Fund and its Portfolios can be found in the accompanying Fund prospectus which should be read together with this prospectus. The Fund is required to redeem its shares at GWL&A's request. GWL&A reserves the right to add, delete or substitute Portfolios subject to approval, as necessary, of the Securities and Exchange Commission.




Who can invest and what is the minimum Contribution?

   Any individual of legal age in the states where the Contract may be lawfully sold, who is not older than age 90, may purchase a Contract. The individual must also be eligible to participate in the plan for which the Contract is designed. (See "The Contracts.")


     There is no minimum initial Contribution amount required. However, initial Contributions must be eligible rollover distributions (as defined by the Code) from a qualified plan as described in the Code. Additional Contributions may come from other eligible rollover sources as described in the Code, in addition to earned income derived from non-retirement plan sources. The minimum additional Contribution amount is $250. Contributions may be made at any time during the Accumulation Period.


                                                               FINANCIAL HIGHLIGHTS
                                                       Selected Data for Accumulation Units
                                                        Outstanding Throughout Each Period
                                                         For the Years Ended December 31,


--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

MONEY        A        O          U         Z          A          O          U         Z       A*(3)    O*(15)    U*(15)     Z*(3)
MARKET

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 10.66  $ 10.47   $ 10.54    $ 10.79     $ 10.23   $ 10.02    $ 10.05    $ 10.27   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------

Value at beginning   $ 10.23  $ 10.02   $ 10.05    $ 10.27     $ 10.00    $ 10.00    $ 10.00  $ 10.00
of period

-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 11.14  $ 10.93   $ 11.06    $ 11.36     $ 10.66   $ 10.47    $ 10.54    $ 10.79   $ 10.23   $        $ 10.05    $ 10.27
of                                                                                                        10.02
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------

Value at end of      $ 10.66  $ 10.47   $ 10.54    $ 10.79     $ 10.23    $ 10.02    $ 10.05  $ 10.27
period

-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                0.52                 0.43      0.45       0.49       0.52      0.23      0.02     0.05       0.27
Accumulati0.48     0.46                 0.57
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------

Increase
(decrease) in                                0.49                 0.23       0.02       0.05     0.27
value of             0.43     0.45                 0.52
Accumulation Units

-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Number
of
Accumulation
Units     12,004.78 26,660.24 32,201.63  80,773.05 9,449.98   12,173.70  15,907.37  59,518.32 2,395.98   926.69 1,445.29   44,935.09
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------

Number of
Accumulation Units   9,449.98 12,173.70 15,907.37  59,518.32  2,395.98     926.69   1,445.29 44,935.09
outstanding at end
of period

-------------------- -------- --------- ---------- --------- ----------- ---------- -------- ----------



--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

INVESTMENT   A        O          U         Z          A          O          U         Z       A*(8)     O*(5)    U*(11)     Z*(6)
GRADE
CORPORATE
BOND

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 10.72  $ 10.82   $ 10.75    $ 10.91    $ 10.48    $ 10.55   $ 10.45    $ 10.58   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------

Value at            $ 10.48   $ 10.55   $ 10.45    $ 10.58    $ 10.00    $ 10.00   $ 10.00   $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 11.37  $ 11.51   $ 11.46    $ 11.66    $ 10.72    $ 10.82   $ 10.75    $ 10.91   $ 10.48   $ 10.55  $ 10.45    $ 10.58
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------

Value at end of     $ 10.72   $ 10.82   $ 10.75    $ 10.91    $ 10.48    $ 10.55   $ 10.45   $ 10.58
period

------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                               0.71                 0.24       0.27      0.30       0.33      0.48      0.55     0.45       0.58
Accumulati0.65     0.69                 0.75
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------

Increase
(decrease) in                                0.30                0.48       0.55      0.45      0.58
value of            0.24      0.27                 0.33
Accumulation Units

------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Number
of
Accumulation
Units     6,517.10 8,451.89  8,892.12   18,942.32 4,019.39   5,887.41   2,497.98   14,123.28   756.56  1,298.14 2,523.64   7,411.72
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------

Number of
Accumulation        4,019.39  5,887.41  2,497.98   14,123.28   756.56   1,298.14   2,523.64  7,411.72
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ---------- ---------- --------- ----------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

STOCK        A        O          U         Z          A          O          U         Z       A*(1)     O*(5)     U*(4)     Z *(8)
INDEX

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 14.01  $ 14.00   $ 14.06    $ 14.11    $ 11.59    $ 11.55   $ 11.57    $ 11.58   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------

Value at            $ 11.59   $ 11.55   $ 11.57   $ 11.58     $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 18.42  $ 18.45   $ 18.56    $ 18.68    $ 14.01    $ 14.00   $ 14.06    $ 14.11   $ 11.59   $ 11.55  $ 11.57    $ 11.58
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------

Value at end of     $ 14.01   $ 14.00   $ 14.06   $ 14.11     $ 11.59     $ 11.55   $ 11.57  $ 11.58
period

------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                               4.50                 2.42       2.45      2.49       2.53      1.59      1.55     1.57       1.58
Accumulati4.41     4.45                 4.57
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------

Increase
(decrease) in                                          2.53      1.59        1.55      1.57     1.58
value of            2.42      2.45      2.49
Accumulation Units

------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------

Number
of
Accumulation
Units  53,406.89  93,690.46  101,305.87  216,413.98 30,565.13  48,278.77  50,780.90  119,929.73 4,042.63  11,673.47 18,708.73
                                                                                                                           55,122.00
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------

Number of
Accumulation        30,565.13 48,278.77 50,780.90 119,929.73 4,042.63    11,673.47  18,708.7355,122.00
Units outstanding
at end of period

------------------- --------- --------- --------- ---------- ----------- ---------- -------- ----------



--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

U.S.         A        O          U         Z          A          O          U         Z       A*(8)     O*(5)     U*(4)     Z*(6)
GOVERNMENT
MORTGAGE
SECURITIES

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 10.82  $ 10.92   $ 10.96    $ 11.00    $ 10.45    $ 10.52   $ 10.54    $ 10.55   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 10.45   $ 10.52   $ 10.54    $ 10.55    $ 10.00     $ 10.00  $ 10.00   $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 11.67  $ 11.80   $ 11.88    $ 11.95    $ 10.82    $ 10.92   $ 10.96     $11.00   $ 10.45   $ 10.52  $ 10.54    $ 10.55
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 10.82   $ 10.92   $ 10.96    $ 11.00    $ 10.45     $ 10.52  $ 10.54   $ 10.55
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                0.92                0.37       0.40      0.42       0.45      0.45      0.52     0.54       0.55
Accumulati0.85     0.88                 0.95
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                                0.42                0.45        0.52     0.54      0.55
value of            0.37      0.40                 0.45
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units   8,773.99  15,501.18  17,934.40  37,775.13  5,272.40   8,847.40  7,526.42  18,157.75   731.02  5,864.01 1,624.61   7,344.94
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        5,272.40  8,847.40  7,526.42   18,157.75   731.02    5,864.01  1,624.61  7,344.94
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

SMALL-CAP    A        O          U         Z          A          O          U         Z       A*(1)     O*(5)     U*(9)     Z*(8)
INDEX

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 13.28  $ 13.33   $ 13.38    $ 13.43    $ 11.60    $ 11.62   $ 11.63    $ 11.65   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 11.60   $ 11.62   $ 11.63    $ 11.65    $ 10.00     $ 10.00  $ 10.00   $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 15.95  $ 16.04   $ 16.15    $ 16.25    $ 13.28    $ 13.33   $ 13.38    $ 13.43   $ 11.60   $ 11.62  $ 11.63    $ 11.65
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 13.28   $ 13.33   $ 13.38    $ 13.43    $ 11.60     $ 11.62  $ 11.63   $ 11.65
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                                    1.68       1.71      1.75       1.78      1.60      1.62     1.63       1.65
Accumulati2.67     2.71      2.77       2.82
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in           1.68                 1.75                1.60        1.62     1.63      1.65
value of                      1.71                 1.78
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     21,596.15 22,264.86 29,959.15  49,337.14 13,245.31  17,113.51  20,809.07  28,991.22 2,240.54  5,959.11 3,318.14  14,397.06
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        13,245.31 17,113.51 20,809.07  28,991.22 2,240.54    5,959.11  3,318.14  14,397.06
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------


--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

GROWTH       A        O          U         Z          A          O          U         Z       A*(8)     O*(5)     U*(9)     Z*(6)
INDEX

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 14.17  $ 14.22   $ 14.28    $ 14.34    $ 11.69    $ 11.71    $ 11.72   $ 11.74   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 11.69   $ 11.71   $ 11.72    $ 11.74    $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 18.18  $ 18.29   $ 18.41    $ 18.53    $ 14.17    $ 14.22    $ 14.28   $ 14.34   $ 11.69   $ 11.71  $ 11.72    $ 11.74
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 14.17   $ 14.22   $ 14.28    $ 14.34    $ 11.69     $ 11.71   $ 11.72  $ 11.74
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                                    2.48       2.51       2.56     2.60      1.69     1.71      1.72       1.74
Accumulati4.01     4.07      4.13       4.19
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                                2.56                1.69        1.71      1.72    1.74
value of            2.48      2.51                 2.60
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     43,323.40 65,415.29 68,910.66  113,708.4623,490.03  33,100.60  38,890.98  64,886.39 3,339.10  10,056.69 9,367.33 19,673.41
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        23,490.03 33,100.60 38,890.98  64,886.39 3,339.10    10,056.69 9,367.33  19,673.41
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

VALUE        A        O          U         Z          A          O          U         Z       A*(8)     O*(5)     U*(4)     Z*(10)
INDEX

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 13.82  $ 13.88   $ 13.93    $ 13.99    $ 11.55    $ 11.56    $ 11.58   $ 11.60   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 11.55   $ 11.56   $ 11.58    $ 11.60    $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 18.40  $ 18.52   $ 18.64    $ 18.76    $ 13.82    $ 13.88    $ 13.93   $ 13.99   $ 11.55   $ 11.56  $ 11.58    $ 11.60
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 13.82   $ 13.88   $ 13.93    $ 13.99    $ 11.55     $ 11.56   $ 11.58  $ 11.60
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                               4.71                 2.27       2.32       2.35     2.39      1.55     1.56      1.58       1.60
Accumulati4.58     4.64                 4.77
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                                2.35                1.55        1.56      1.58    1.60
value of            2.27      2.32                 2.39
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     34,549.99 61,417.45 65,117.93  113,775.97 16,778.01  32,274.09  32,323.22  46,735.19 1,666.79 7,395.18 12,134.89 18,036.45
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        16,778.01 32,274.09 32,323.22  46,735.19 1,666.79    7,395.18  12,134.89 18,036.45
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------





--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

SMALL-CAP    A        O          U         Z          A          O          U         Z       A*(8)     O*(5)     U*(4)     Z*(7)
VALUE

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 12.90  $ 12.95   $ 13.00    $ 13.06    $ 11.02    $ 11.04    $ 11.05    $ 11.07  $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 11.02   $ 11.04   $ 11.05    $ 11.07    $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 16.37  $ 16.48   $ 16.59    $ 16.69    $ 12.90    $ 12.95    $ 13.00    $ 13.06  $ 11.02   $ 11.04  $ 11.05    $ 11.07
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 12.90   $ 12.95   $ 13.00    $ 13.06    $ 11.02     $ 11.04   $ 11.05  $ 11.07
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                                    1.88       1.91       1.95     1.99      1.02     1.04      1.05       1.07
Accumulati3.47     3.53      3.59       3.63
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                                1.95                1.02        1.04      1.05    1.07
value of            1.88      1.91                 1.99
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     12,300.05 17,280.05 29,579.62  30,895.89 5,037.63   7,695.51   12,528.51  8,094.84    773.21  1,371.51 5,416.35   2,801.92
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        5,037.63  7,695.51  12,528.51  8,094.84    773.21    1,371.51  5,416.35  2,801.92
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

FOREIGN      A        O          U         Z          A          O          U         Z       A*(2)     O*(5)    U*(12)     Z*(13)
EQUITY

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 11.00  $ 10.99   $ 11.01    $ 11.06    $ 10.30    $ 10.27    $ 10.26   $ 10.28   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 10.30  $ 10.31   $ 10.36    $ 10.43    $ 11.00    $ 10.99    $ 11.01   $ 11.06   $ 10.30   $ 10.27  $ 10.26    $ 10.28
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 12.08   $ 12.12   $ 12.17    $ 12.22    $ 10.89     $ 10.90   $ 10.92  $ 10.93
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                              (0.65)                0.70       0.72       0.75     0.78      0.30     0.27      0.26       0.28
Accumulati(0.70)   (0.68)               (0.63)
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                     0.72       0.75                0.30        0.27      0.26    0.28
value of            0.70                           0.78
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     13,468.10 18,078.02 19,626.37  25,784.14 9,442.18   12,679.40  10,789.35  9,174.83  2,788.66  1,670.77 2,190.94   1,192.47
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        9,442.18  12,679.40 10,789.35  9,174.83  2,788.66    1,670.77  2,190.94  1,192.47
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------




--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                          1995 By Category
Division

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

SMALL-CAP    A        O          U         Z          A          O          U         Z       A*(8)     O*(7)    U*(14)     Z*(7)
AGGRESSIVE
GROWTH

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 15.40  $ 15.46   $ 15.52    $ 15.59    $ 11.93    $ 11.95    $ 11.96   $ 11.98   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 11.93   $ 11.95   $ 11.96    $ 11.98    $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end
of        $ 19.03  $ 19.16   $ 19.27    $ 19.40    $ 15.40    $ 15.46    $ 15.52   $ 15.59   $ 11.93   $ 11.95  $ 11.96    $ 11.98
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 15.40   $ 15.46   $ 15.52    $ 15.59    $ 11.93     $ 11.95   $ 11.96  $ 11.98
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                                    3.47       3.51       3.56     3.61      1.93     1.95      1.96       1.98
Accumulati3.63     3.70      3.75       3.81
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in           3.47                 3.56      3.61      1.93        1.95      1.96    1.98
value of                      3.51
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     37,737.28 64,185.86 59,544.98  69,924.71 19,250.73  30,001.51  23,175.18  24,716.11 1,064.47  5,718.10 1,398.81   4,726.93
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        19,250.73 30,001.51 23,175.18  24,716.11 1,064.47    5,718.10  1,398.81  4,726.93
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

CORPORATE    A        O          U         Z          A          O          U         Z       A*(8)     O*(5)    U*(11)     Z*(6)
BOND

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at
beginning $ 11.99  $ 12.11   $ 12.01    $ 12.21    $ 10.95    $ 11.03    $ 10.91   $ 11.06   $ 10.00   $ 10.00  $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at            $ 10.95   $ 11.03   $ 10.91    $ 11.06    $ 10.00     $ 10.00   $ 10.00  $ 10.00
beginning of
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Value
at end    $ 13.42  $ 13.58   $ 13.50    $ 13.76    $ 11.99    $ 12.11    $ 12.01   $ 12.21   $ 10.95   $ 11.03  $ 10.91    $ 11.06
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Value at end of     $ 11.99   $ 12.11   $ 12.01    $ 12.21    $ 10.95     $ 11.03   $ 10.91  $ 11.06
period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------

Increase
(decrease)
in
value
of                                1.49                1.04       1.08       1.10     1.15      0.95     1.03      0.91       1.06
Accumulati1.43     1.47                 1.55
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Increase
(decrease) in                                1.10                0.95        1.03      0.91    1.06
value of            1.04      1.08                 1.15
Accumulation Units

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number
of
Accumulation
Units     11,596.69 24,206.54 22,675.77  33,423.75 5,084.50   10,767.39  7,111.83   17,630.19   821.90  2,425.21 1,650.00  22,880.14
outstanding
at end
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- --------- -------- ---------- ---------
------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------

Number of
Accumulation        5,084.50  10,767.39 7,111.83   17,630.19   821.90    2,425.21  1,650.00  22,880.14
Units outstanding
at end of period

------------------- --------- --------- ---------- --------- ----------- --------- --------- ----------


--------- --------------------------------------- ------------------------------------------ ---------------------------------------

Investment           1997 By Category                         1996 By Category                                199
Division                                                                                                 65 By Category

--------- --------------------------------------- ------------------------------------------ ---------------------------------------

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------

SHORT-TERM   A        O          U         Z          A          O          U         Z      A*(16)    O*(16)    U*(16)    Z*(16)
MATURITY
BOND

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------

Value
at
beginning $ 10.34  $ 10.41   $ 10.45    $ 10.33   $ 10.06    $ 10.07    $ 10.08    $ 10.09   $ 10.00  $ 10.00   $ 10.00   $ 10.00
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------
-------------------------- ---------------- ----------------- ----------------- ----------------

Value at beginning of      $ 10.06          $ 10.07           $ 10.08           $ 10.09
period

-------------------------- ---------------- ----------------- ----------------- ----------------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------

Value
at end    $ 10.89  $ 11.00   $ 11.06    $ 10.96   $ 10.34    $ 10.41    $ 10.45    $ 10.33   $ 10.06  $ 10.07   $ 10.08   $ 10.09
of
period

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------
--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------

Increase
(decrease)
in
value
of                               0.61                 0.28       0.34       0.37                          0.07                 0.09
Accumulati0.55     0.59                 0.63                                       0.24      0.06               0.08
Units

--------- -------- --------- ---------- --------- ---------- ---------- ---------- --------- -------- --------- --------- ----------

Number
of
Accumulation
Units     1,209.69 2,989.60  2,031.38   12,503.20 244.56     1,038.88   1,603.91   219.54        N/A      N/A       N/A        N/A
outstanding
at end
of
period



--------- -------- --------- ---------- --------- ---------- ----------

--------- -------- --------- ---------- ---------

BLUE      A*(18)    O*(18)    U*(18)     Z*(18)
CHIP

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Value
at
beginning $ 12.08  $ 12.12   $ 12.17    $ 12.22
of
period

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Value
at end    $ 14.84  $ 14.93   $ 15.03    $ 15.13
of
period

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Increase
(decrease)
in
value
of                               2.86
Accumulati2.76     2.81                 2.91
Units

--------- -------- --------- ---------- ---------

Number
of
Accumulation
Units     18,873.51 25,096.49 33,623.10  50,196.47
outstanding
at end
of
period

--------- -------- --------- ---------- ---------




--------- ---------------------------------------

Investment           1997 By Category
Division

--------- ---------------------------------------

--------- -------- --------- ---------- ---------

 MIDCAP   A*(17)    O*(17)    U*(17)     Z*(17)
GROWTH

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Value
at
beginning $ 10.00  $ 10.00   $ 10.00    $ 10.00
of
period

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Value
at end    $ 11.04  $ 11.06   $ 11.07    $ 11.09
of
period

--------- -------- --------- ---------- ---------
--------- -------- --------- ---------- ---------

Increase
(decrease)
in
value
of                     1.06     1.07
Accumulati1.04                          1.09
Units

--------- -------- --------- ---------- ---------

Number
of
Accumulation
Units                   N/A       N/A   1,485.90
outstandinN/A
at end
of
period

--------- -------- --------- ---------- ---------


Current Accumulation Unit Values can be obtained by calling GWL&A toll free at 1-800-338-4015.



---------------

Mortality & Expense Charge      Account Balance
*  A =      .75%                $0 - $9,999.99

   O =      .50%                $10,000 - $24,999.99
   U =      .25%                $25,000 - $49,999.99
   Z =      .00%                $50,000 and greater

(1) The inception date for the Small-Cap Index A and Stock Index A Investment Divisions was June 20, 1995. (2) The inception date for the Foreign Equity A Investment Division was June 23, 1995. (3) The inception date for the Money Market A and Money Market Z Investment Divisions was July 5, 1995.

(4) The inception date for the Stock Index U, Small-Cap Value U, Value Index U, and U.S. Government Mortgage Securities U Investment Divisions was July 12, 1995. (5) The inception date for the Foreign Equity O, Small-Cap Index O, Growth Index O, Stock Index O, Small-Cap Value O, Value Index O, U.S. Government Mortgage Securities O, Investment Grade Corporate Bond O and Corporate Bond O Investment Divisions was July 24, 1995. (6) The inception date for the Growth Index Z, Investment Grade Corporate Bond Z, U.S. Government Mortgage Securities Z, and Corporate Bond Z Investment Divisions was July 26, 1995. (7) The inception date for the Small-Cap Aggressive Growth Z, Small-Cap Value Z, and Small-Cap Aggressive Growth O Investment Divisions was August 3, 1995. (8) The inception date for the Small-Cap Index Z, Stock Index Z, Growth Index A, Small-Cap Aggressive Growth A, Small-Cap Value A, Value Index A, U.S. Government Mortgage Securities A, Investment Grade Corporate Bond A, and Corporate Bond A Investment Divisions was August 9, 1995. (9) The inception date for the Small-Cap Index U, and the Growth Index U Investment Divisions was September 8, 1995. (10)The inception date for the Value Index Z Investment Division was September 13, 1995. (11)The inception date for the Investment Grade Corporate Bond U, and Corporate Bond U Investment Divisions was September 19, 1995.
(12)The inception date for the Foreign Equity U Investment Division was October 3, 1995. (13)The inception date for the Foreign Equity Z Investment Division was October 4, 1995. (14)The inception date for the Small-Cap Aggressive Growth Investment Division was November 17, 1995. (15)The inception date for the Money Market O, and the Money Market U Investment Divisions was November 30, 1995.
(16)The inception date for the Short-Term Maturity Bond Investment Division was March 13, 1996. The unit values began July 31, 1995 at $10.00 (17) The inception date for the MidCap Growth Investment Division was June 30, 1997. (18) The inception date for the Blue Chip Investment Division was June 30, 1997.

PERFORMANCE RELATED INFORMATION

   From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information. For the "Inception Date" of a particular Investment Division see the "Total Return" tables below.

-------------------------------- ------------------------------- -------------------------------
      Investment Division                    Yield                      Effective Yield
-------------------------------- ------------------------------- -------------------------------
-------------------------------- ------------------------------- -------------------------------

        Money Market a*                      4.52%                           4.62%

-------------------------------- ------------------------------- -------------------------------
-------------------------------- ------------------------------- -------------------------------

        Money Market o*                      4.77%                           4.88%

-------------------------------- ------------------------------- -------------------------------
-------------------------------- ------------------------------- -------------------------------

        Money Market u*                      5.02%                           5.14%

-------------------------------- ------------------------------- -------------------------------
-------------------------------- ------------------------------- -------------------------------

        Money Market z*                      5.27%                           5.41%

-------------------------------- ------------------------------- -------------------------------


        Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 1997. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.


Total Return

--------------------------- ------------------ ------------------- ------------------- -------------------

 Investment Divisions a*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                      Return Since        Total Return
                                                                       Inception        Since Inception

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

ded 12/31/96Foreign Equity    June 23, 1995          -6.40%                2.02%               0.80%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Index               June 20, 1995          20.09%               53.02%              18.28%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Growth Index                 August 9, 1995          28.31%               70.32%              24.87%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Aggressive         August 9, 1995          23.58%               73.63%              25.88%
Growth

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Stock Index                   June 20, 1995          31.43%               79.77%              26.04%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Value              August 9, 1995          26.91%               58.32%              21.12%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Blue Chip                     June 30, 1997           N/A                 18.26%                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Value Index                  August 9, 1995          34.80%               78.89%              27.75%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

U.S. Government Mortgage     August 9, 1995          7.84%                17.54%               6.97%
Securities

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Investment Grade             August 9, 1995          6.05%                14.66%               5.87%
Corporate Bond

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Corporate Bond               August 9, 1995          11.88%               33.95%              12.97%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Short-Term Maturity Bond      April 1, 1996          5.35%                 9.36%               5.24%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Money Market                  July 5, 1995           4.48%                11.47%               4.45%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

MidCap Growth                 June 30, 1997           N/A                 25.50%                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

 Investment Divisions o*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                      Return Since        Total Return
                                                                       Inception        Since Inception

--------------------------- ------------------ ------------------- ------------------- -------------------
----------------------------------- ------------------- --------------------- ------------------

     Investment Divisions o*        Date of Inception       1 Year ended       Since Inception
                                                              12/31/96

----------------------------------- ------------------- --------------------- ------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Foreign Equity                July 24, 1995          -6.17%               -0.05%              -0.02%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Index               July 24, 1995          20.39%               48.89%              17.71%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Growth Index                  July 24, 1995          28.62%               73.04%              25.19%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Aggressive         August 3, 1995          23.88%               77.02%              26.69%
Growth

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Stock Index                   July 24, 1995          31.76%               77.04%              26.36%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Value               July 24, 1995          27.23%               61.97%              21.84%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Blue Chip                     June 30, 1997           N/A                 18.45%               N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Value Index                   July 24, 1995          33.41%               80.16%              27.27%

--------------------------- ------------------ ------------------- ------------------- -------------------


--------------------------- ------------------ ------------------- ------------------- -------------------

Investment Divisions o*     Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                      Return Since        Total Return
                                                                       Inception        Since Inception

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

U.S. Government Mortgage      July 24, 1995          8.11%                18.44%               7.18%
Securities

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Investment Grade              July 24, 1995          6.32%                15.51%               6.09%
Corporate Bond

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Corporate Bond                July 24, 1995          12.16%               35.28%              13.18%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Short-Term Maturity Bond     March 13, 1996          5.61%                10.00%               5.43%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Money Market                November 30, 1995        4.34%                 9.53%               4.46%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

MidCap Growth                 June 30, 1997           N/A                 25.63%                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------




--------------------------- ------------------ ------------------- ------------------- -------------------

 Investment Divisions u*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                      Return Since        Total Return
                                                                       Inception        Since Inception

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

ded 12/31/96Foreign Equity   October 3, 1995         -5.93%                3.63%               1.60%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Index             September 8, 1995        20.69%               39.73%              15.55%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Growth Index                September 8, 1995        28.94%               67.77%              25.04%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Aggressive        November 17, 1995        24.19%               70.80%              28.68%
Growth

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Stock Index                   July 12, 1995          32.08%               76.72%              25.88%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Value               July 12, 1995          27.54%               60.45%              21.06%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Blue Chip                     June 30, 1997           N/A                 18.64%                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Value Index                   July 12, 1995          33.75%               80.09%              26.84%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

U.S. Government Mortgage      July 12, 1995          8.38%                17.53%               6.75%
Securities

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Investment Grade              September 19,          6.58%                13.48%               5.69%
Corporate Bond                    1995

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Corporate Bond                September 19,          12.43%               30.87%              12.50%
                                  1995

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Short Term Maturity Bond     March 11, 1995          5.88%                10.47%               3.61%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Money Market                November 16, 1995        5.00%                10.76%               4.93%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

MidCap Growth                 June 30, 1997           N/A                 25.78%                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

 Investment Divisions z*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                      Return Since        Total Return
                                                                       Inception        Since Inception

--------------------------- ------------------ ------------------- ------------------- -------------------
----------------------------------- ------------------- --------------------- ------------------

     Investment Divisions z*        Date of Inception       1 Year ended       Since Inception
                                                              12/31/96

----------------------------------- ------------------- --------------------- ------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Foreign Equity               October 4, 1995         -5.69%                3.75%               1.65%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Index              August 9, 1995          20.99%               47.46%              17.59%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Growth Index                  July 26, 1995          29.26%               72.92%              25.21%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Aggressive         August 3, 1995          24.50%               79.14%              27.32%
Growth

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Stock Index                  August 9, 1995          32.41%               77.77%              27.12%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Small-Cap Value              August 3, 1995          27.86%               63.12%              22.47%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Blue Chip                     June 30, 1997           N/A                 18.84%
                                                                                                N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Value Index                  August 13, 1995         34.08%               73.47%                27.04%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

U.S. Government Mortgage      July 26, 1995          8.65%                20.14%               7.83%
Securities

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Investment Grade              July 26, 1995          6.85%                17.16%               6.72%
Corporate Bond

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Corporate Bond                July 26, 1995          12.71%               36.86%              13.75%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Short Term Maturity Bond     August 16, 1996         6.14%                  8.83%              6.33%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

Money Market                  July 5, 1995           5.27%                13.57%               5.24%

--------------------------- ------------------ ------------------- ------------------- -------------------
--------------------------- ------------------ ------------------- ------------------- -------------------

MidCap Growth                 June 30, 1997           N/A                 25.94%              N/A

--------------------------- ------------------ ------------------- ------------------- -------------------
-----------


Mortality & Expense Risk Charge
Account Balance
   a* =     0.75%            $0 -
$9,999.99
   o* =     0.50%
$10,000 - $24,999.99
   u* =     0.25%
$25,000 - $49,999.99
   z* =     0.00%
$50,000 and greater

The Series Account may include total return in advertisements or other sales material regarding the Investment Grade Corporate Bond Investment Division, Stock Index Investment Division, U.S. Government Mortgage Securities Investment Division, Small-Cap Index Investment Division, Growth Index Investment Division, Value Index Investment Division, Blue Chip Investment Division, MidCap Growth Investment Division, Small-Cap Value Investment Division, Foreign Equity Investment Division, Small-Cap Aggressive Growth Investment Division, Corporate Bond Investment Division and Short-Term Maturity Bond Investment Division. When the Series Account advertises the total return of one of these Investment Divisions, it will be calculated for one year, five years, and ten years or some other relevant period if the Investment Division has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating the total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period.


   For the Money Market Investment Division, "yield" refers to the income generated by an investment in the Money Market Investment Division over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

   The yield and effective yield calculations for the Money Market Investment Division includes all recurring charges under the Contract, and is lower than yield and effective yield for the Fund, which does not have comparable charges. Total return for the Investment Divisions include all charges under the Contract, and likewise, is lower than total return at the Fund level, which has no comparable charges.

   For more complete information on the method used to calculate yield, effective yields, and total return of the respective Investment Divisions, see the "Statement of Additional Information."

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY

   GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

   GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia and 49 states in the United States.

     GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

     GWL&A has primary responsibility for the administration of the Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

RETIREMENT PLAN SERIES ACCOUNT

   The Retirement Plan Series Account was established by GWL&A under Colorado law on January 25, 1994. The Retirement Plan Series Account has been registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.


   The Series Account currently has 14 Investment Divisions available for allocation of Contributions. If, in the future, GWL&A determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to existing Contract Owners to the extent and on a basis to be determined by GWL&A. Each Investment Division invests in shares of the Fund allocable to one of the Portfolios, each having a specific investment objective.


   GWL&A does not guarantee the investment performance of the Series Account. The portion of the Contract Value attributable to the Series Account and the amount of variable annuity payments depend on the investment performance of the Fund. Thus, the Contract Owner bears the full investment risk for all Contributions allocated to the Series Account.

   The Series Account is administered and accounted for as part of the general business of GWL&A; but the income, capital gains, or capital losses of each Variable Sub-Account are credited to or charged against the assets held in that Variable Sub-Account in accordance with the terms of the Contracts, without regard to other income, capital gains or capital losses of any other Variable Sub-Account or arising out of any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of GWL&A.

THE CONTRACTS

Purchase of Contracts


     Persons wishing to purchase a Contract must complete an application form to be forwarded to the GWL&A Administrative Offices for its acceptance. While there is no minimum initial Contribution, the initial Contribution must be an eligible rollover distribution (as defined by the Code) from a qualified plan as described in the Code. The initial Contribution will be allocated after receipt at GWL&A's Administrative Offices within two business days, if the application form is complete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Contribution will be allocated within two business days of the application's completion. If an incomplete application cannot be completed within five business days after receipt by GWL&A, the initial contribution will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the purchase payment until the application is made complete. Upon acceptance, a Contract will be prepared, executed by duly authorized officers of GWL&A and forwarded to the Contract Owner. Subsequent Contributions will be allocated upon receipt by GWL&A at its Administrative Offices on the day received.


Amendment of Contracts

   GWL&A reserves the right to amend the Contract without the consent of any person to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. GWL&A will notify the Contract Owners of any such changes.

Ownership

   The Contract Owner has all rights under the Contract. Under law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries and are not chargeable with liabilities arising out of any other business that GWL&A may conduct.

ACCUMULATION  PERIOD

Allocation of Contributions

   Initial   Contributions   will  be   allocated   after   receipt  at  GWL&A's
Administrative Offices within two business days if the application form is complete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Contribution will be allocated within two calendar days of the application's completion. If an incomplete application cannot be completed within five business days after receipt by GWL&A, the initial contribution will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the purchase payment until the application is made complete. The initial contribution will be allocated to the Money Market Investment Division during the "free look" period (See "Return Privileges.") Upon expiration of the "free look" period amounts contributed previously will be allocated according to the Contract Owner's instructions on the application form. Subsequent contributions will be applied pursuant to the allocation instructions in the completed application and will be allocated upon receipt by GWL&A at its Administrative Offices on the day received. Contributions by a Contract Owner are allocated to the Series Account to accumulate on a variable basis. Allocation instructions may be changed at any time by filing the appropriate change form or through any other means deemed acceptable by GWL&A. Changes will be effective the later of (1) the date specified in the Request or (2) the date the Request is received and recorded by GWL&A at its Administrative Offices. GWL&A will allocate the Contributions based upon the instructions in the application form. A change of allocation instructions will be effective for Contributions which are received after GWL&A's receipt and recording of the change.

   Upon allocation to the appropriate Variable Sub-Account, the Contributions are converted into Accumulation Units. The number of Accumulation Units credited with respect to the initial Contribution is determined by dividing the amount allocated to each Variable Sub-Account by the value of an Accumulation Unit for that Variable Sub-Account on the day following GWL&A's receipt of the initial Contribution and GWL&A's acceptance of such Contribution. The number of Accumulation Units with respect to any additional Contribution is determined by dividing the amount allocated to the appropriate Variable Sub-Account by the value of an Accumulation Unit for that Sub-Account on the day the Contribution is accepted. Contributions received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next Valuation Date. The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Fund.

Valuation of Accumulation Units


   Accumulation Units for each Variable Sub-Account are valued separately, but the method used for valuing Accumulation Units in each Variable Sub-Account is the same. Initially, the value of each Accumulation Unit is generally set at $10.00. Thereafter, the value of an Accumulation Unit in any Variable Sub-Account on any Valuation Date equals the value of an Accumulation Unit in the Sub-Account as of the immediately preceding Valuation Date multiplied by the most current "Net Investment Factor" of that Variable Sub-Account. Accumulation Unit values are valued once each day that the Fund shares are valued.


   The Net Investment Factor for each Variable Sub-Account is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Fund shares held in the Variable Sub-Account determined as of the end of the current Valuation Period, plus

   (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

   (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net result of:

     (i) the net asset value per share of the Fund shares held in the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period, minus or plus

   (ii) the per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account for the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. (See "Charges and Deductions.")

   The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

     The net asset value per share referred to in paragraphs (a)(i) and (b)(i) above, reflect the investment performance of the Fund as well as the payment of underlying mutual fund expenses. (See "Investments of the Series Account.")

Transfers Between Sub-Accounts

   All or a portion of the Contract Value held in any of the Sub-Accounts may be transferred at any time prior to the Annuity Commencement Date by Request to GWL&A's Administrative Offices. In order for telephone transfers to be accommodated, a Telephone Transfer Form must be on file with GWL&A. This form can be obtained at the time the Contract is signed, or at any time thereafter from the Administrative Offices of GWL&A. The Transfer request shall be made by the Contract Owner. A transfer will take effect on the later of the date designated in the request, or the date that the Transfer request is received by GWL&A at its Administrative Offices. Transfer requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. If a Transfer request is received by GWL&A within 30 days of the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Guaranteed Sub-Accounts, as more fully described in the Contract.

   For Transfer Requests GWL&A will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by GWL&A to be genuine will be the responsibility of the Contract Owner, including losses arising from any errors in the communication of instructions. As a result, the Contract Owner will bear the risk of loss. If GWL&A does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, GWL&A may be liable for any losses due to unauthorized or fraudulent instructions.

Total and Partial Distribution

   The right to a total or partial distribution is subject to any limitations or restrictions contained in the Contract. A Request must be received by GWL&A's Administrative Offices at least 30 days prior to the Annuity Commencement Date. A request for partial distribution must also specify the Variable and/or Guaranteed Sub-Account(s) from which the partial distribution is to be made. If a request for a total or partial distribution is received less than 30 days prior to Annuity Commencement Date, GWL&A, at its option, may delay the Annuity Commencement Date for a period of up to 30 days. The amount available for a distribution in whole or in part is the current value of the Contract Value at the end of the Valuation Period for the "effective date" of the request. The "effective date" is the later of the date selected in the request or the date which the Request is received by GWL&A's Administrative Offices. Requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. The partial or total distribution will be made within seven days after GWL&A receives the Request. The payment may be postponed as permitted by the Investment Company Act of 1940. The amount payable upon a total distribution may be applied to an Annuity Option (see "Annuity Options,") instead of a lump-sum payment. There are additional conditions that apply to a partial or total distribution of the Contract Value from a Guaranteed Sub-Account, as more fully described in the Contract.

   There may be certain  charges  imposed  upon a partial or total  distribution
prior  the   Annuity   Commencement   Date  and  there   may  be   certain   tax
consequences.(See "Charges and Deductions" and "Federal Tax Consequences.")

Cessation of Contributions

   If, in the judgment of GWL&A, further Contributions or Transfers to certain or all of the Variable and Guaranteed Sub-Accounts should become inappropriate, GWL&A may, upon 30 days written notice to the Contract Owner, direct that no future Contributions or Transfers to such Sub-Account(s) be made.

   In the event that such written notice is given for any or all of the Sub-Accounts, Contributions and Transfers made to such Sub-Account(s) prior to the effective date of the notice (that date being called the "Date of Cessation") may be maintained in such Sub-Account(s). Allocation instructions must be changed to delete the affected Sub-Account(s). If no change of allocation instructions is received, GWL&A may return all affected Contributions or allocate such Contributions as designated in the written notice provided to the Contract Owner.

     In the event that a Date of Cessation is declared for all Sub-Accounts, no new Contributions will be accepted by GWL&A.

Death Benefit

   In the event of the death of the Contract Owner prior to his/her Annuity Commencement Date, a death benefit will be paid upon receipt of proof of the death of the Contract Owner. The death benefit is the Contract Value. The death benefit will be paid to the beneficiary designated by the Contract Owner.


   If the Contract Owner was at least 70 1/2 at death and died after distribution of his or her interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual's death.


   If the Contract Owner dies before distribution of his or her interest begins, distribution of the Contract Owner's entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death except to the extent that an election is made to receive distributions in accordance with (A) or (B) below:

(A) If the Contract Owner's interest is payable to a designated beneficiary, then the entire interest of the Contract Owner may be distributed over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing or before December 31 of the calendar year immediately following the calendar year in which the Contract Owner died.

(B) If the sole designated beneficiary is the Contract Owner's surviving spouse, the date distributions are required to begin in accordance with (A) above shall not be earlier than the later of (1) December 31 of the calendar year immediately following the calendar year in which the Contract Owner died or (2) December 31 of the calendar year in which the Contract Owner would have attained age 70 1/2 .

   If the designated beneficiary is the Contract Owner's surviving spouse, the spouse may treat the Contract as his or her own IRA. This election will be deemed to have been made if such surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

   Life expectancy is computed by use of the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations (the "Regulations.") For purposes of distributions beginning after the Contract Owner's death, unless otherwise elected by the surviving spouse by the time distributions are required to begin, life expectancies shall be recalculated annually. Such election shall be irrevocable by the surviving spouse and shall apply to all subsequent years. In the case of any other designated beneficiary, life expectancies shall be calculated using the attained age of such beneficiary during the calendar year in which distributions are required to begin pursuant to this section, and payments for any subsequent calendar year shall be calculated based on such life expectancy reduced by one for each calendar year which has elapsed since the calendar year life expectancy was first calculated.

   Distributions under this section are considered to have begun if distributions are made on account of the Contract Owner reaching his or her required beginning date or if prior to the required beginning date distributions irrevocably commence to the Contract Owner over a period permitted and in an annuity form acceptable under section 1.401(a)(9) of the Regulations.

   The Contract Owner may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
(1) if there is more than one primary surviving beneficiary, the Contract Value will be shared equally among them; (2) if any primary beneficiary dies before the Contract Owner, that beneficiary's interest will pass to any other named surviving primary beneficiary or Beneficiaries, to be shared equally; (3) if there is no surviving primary beneficiary, the Contract Value shall pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, shall be shared equally among them; (4) if no beneficiary survives the Contract Owner, the Contract Value shall pass to the Contract Owner's estate; or (5) if the designation of the beneficiary was not adequately made, the Contract Value shall pass to the Contract Owner's estate.

INVESTMENTS OF THE SERIES ACCOUNT

   The Series Account invests in shares of the Fund, an open-end management investment company registered with the Securities and Exchange Commission. Such registration does not involve supervision of the management of the Fund by the Securities and Exchange Commission. Shares of the Fund are also sold to the FutureFunds Series Account and Maxim Series Account, which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (k) Account of Metropolitan Life Insurance Company to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account of GWL&A to fund variable life insurance policies. Shares of the Fund are currently and may be sold to other separate accounts of GWL&A, its affiliates and other insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although any such disadvantages are not currently foreseen, whether to variable life insurance policyowners or the variable annuity contract owners, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of the Fund shares by one or more of GWL&A's separate accounts which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.

   The investment objectives of each Portfolio of the Fund available under the Contract are described beginning on page 2 of this prospectus. A more complete description of the Fund and the available Portfolios and their investment objectives can be found in the accompanying Fund prospectus which should be read together with this prospectus before investing. THERE IS NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. The Fund has additional portfolios which are not generally available for allocation of Contributions to the Series Account.

Investment Adviser

   The investment adviser (the "Investment Adviser") for the Fund is GW Capital Management LLC, 8515 East Orchard Road, Englewood, Colorado 80111. The Investment Adviser is registered with the Securities and Exchange Commission as an investment adviser. The Investment Adviser provides portfolio management and investment advice to the Fund and administers its other affairs subject to the supervision of the Fund's Board of Directors.

Sub-Advisers

   Ariel Capital Management Inc. ("Ariel") 307 N. Michigan Avenue, Chicago, Illinois 60601, is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

   Loomis, Sayles & Company, Inc. ("Loomis Sayles") located at One Financial Center, Boston, Massachusetts 02111, is the investment advisor of the Small-Cap Aggressive Growth, Foreign Equity and Corporate Bond Portfolios, respectively. Loomis Sayles is registered with the Securities and Exchange Commission as an investment adviser. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Loomis Sayles is responsible for the actual management of the Small-Cap Aggressive Growth, Foreign Equity and Corporate Bond Portfolios and for making decisions to buy, sell or hold any particular security.


   Founders Asset Management, LLC ("Founders") located at 2930 East Third Avenue, Denver, Colorado, 80206, serves as the sub-adviser to the Blue Chip Portfolio. Founders is registered as an investment adviser with the Securities and Exchange Commission. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Founders is responsible for the actual management of the Blue Chip Portfolio and for making decisions to buy, sell or hold any particular security.

   T. Rowe Price Associates, Inc. ("T. Rowe Price") located at 100 East Pratt Street, Baltimore, Maryland, 21202, serves as the sub-adviser of the MidCap Growth Portfolio. T. Rowe Price is registered with the Securities and Exchange Commission as an investment adviser. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, T. Rowe Price is responsible for the actual management of the MidCap Portfolio and for making decisions to buy, sell or hold any particular security.


Reinvestment and Redemption

   All dividend distributions of Maxim will be automatically reinvested in shares of Maxim at their net asset value on the date of distribution; all capital gains distributions of Maxim, if any, will likewise by reinvested at the net asset value on the record date. GWL&A will redeem Maxim shares at their net asset values to the extent necessary to make annuity or other payments under the Contract.

Substitution of Investments

   GWL&A reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from or substitutions for the investments held by the Series Account. In the future, GWL&A may establish additional Investment Divisions within the Series Account. These Investment Divisions will be established if, and when, in the sole discretion of GWL&A marketing needs and investment conditions warrant, and will be made available under existing Contracts to the extent and on a basis to be determined by GWL&A.


   If shares of any of the Portfolios of Maxim should no longer be available for investment, or in GWL&A's sole discretion, GWL&A may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future under the Contracts. No substitution of securities held by the Series Account may take place without prior approval of the Securities and Exchange Commission, and prior notice to the Contract Owners.


CHARGES AND DEDUCTIONS

No Sales Charge

   GWL&A will impose no sales charge.

Administrative Surrender Fee

   A $50 charge will be imposed for any Contract surrendered in whole during the first 12 months after issue, excluding the "free look" period and a $25 charge will be imposed for any Contract surrendered in part during the first 12 months after issue. This charge reflects the actual expenses associated with the surrenders GWL&A expects to incur and may not be increased.

Deductions for Premium Taxes

   The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislature, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

   GWL&A presently makes no deduction from Contributions for Premium Taxes; however, it reserves the right to make such deductions from the Contract Value upon the annuity date.


Deductions   for   Assumption   of
Mortality and Expense Risks

   GWL&A deducts from the daily net accumulation unit value of the Series Account an amount, computed daily, which is equal to an annual rate as described below.

   The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:

M & E Charge         Account Balance
-------------------- -------------------------
0.75%                From $0 - 9,999.99
0.50%                From      $10,000      -
                     $24,999.99
0.25%                From      $25,000      -
                     $49,999.99
0.00%                From $50,000 and greater

        Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year. Each level of this charge is guaranteed and will not be increased.

   GWL&A's assumption of mortality risk guarantees that the annuity payments made to the beneficiary or other payee will not be affected by the mortality experience (life span) of persons receiving such payment or of the general population. GWL&A assumes this "mortality risk" by virtue of the fact that annuity rates in effect at the time that any Contributions are made cannot be changed.

   GWL&A also assumes the risk that the actual administrative expenses in connection with the Contracts will exceed the anticipated administrative expenses. The administrative services which GWL&A provides include: processing of applications for issuance of the Contracts and establishing individual Contract Owner records; purchase and redemption of the underlying mutual fund shares as required; maintenance of records; administration of annuity payments; accounting and valuation services; and regulatory and reporting services.

   If the deduction for mortality and expense risks is insufficient to cover actual costs and assumed risks, the loss will fall on GWL&A. Conversely, if the deduction proves more than sufficient, any excess will be added to the GWL&A surplus.

   There are also fees and expenses associated with the underlying mutual fund (See "Fee Table.")

PERIODIC PAYMENT OPTIONS

   GWL&A offers two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available for any Contract Owners but with respect to the EMO, Contract Owners must be at least age 70 1/2.

   Since EMO and FPO are not Annuity options, the Contract remains in the Accumulation Period and retains all rights and flexibility described in this prospectus. The value of the Accumulation Units canceled will be withdrawn in the same order that the contributions were applied to the Contract and on a pro rata basis; i.e., proportioned across the Investment Divisions to which a Contract Owner has allocated his/her Contributions.

   Distributions from a periodic payment option prior to age 59 1/2 may be subject to an early withdrawal penalty imposed by the Code. Distributions after age 59 1/2 will be subject to no penalties as long as payments are substantially level and are paid over a period of not less than five (5) years.

   All payments made to an Contract Owner upon the Contract Owner's attainment of age 70 1/2 from any periodic payment option must comply with the Code's minimum distribution regulations.

   GWL&A  reserves  the  right  to  discontinue   the   availability   of  these
distribution options and to change the terms for future elections.

   Once elected, the applicable option(s) may be revoked by the Contract Owner at any time, by submitting a Request to the Company's Administrative Office. Any revocation will apply only to the amounts not yet paid. Once EMO or FPO is revoked, it may not be elected again.

     If any periodic payment will be less than $100, GWL&A may make the payments in the most frequent interval which produces a payment of at least $100.

   FPO is different from EMO in the following ways: (1) FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during the Contract Owner's lifetime, and (2) generally, FPO payments will be higher than expected EMO payments. Contract Owners should carefully assess their future income needs when considering the election of these distribution options.

1.  Estate Maximizer Option ("EMO")

   GWL&A will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The Contract Owner specifies the initial distribution date. Subsequent distributions will be made on the 15th of any month or such other date GWL&A may designate or allow. The annual distribution is determined by dividing the Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the Contract Owner's spouse and will be redetermined for each calendar year's distribution. The Contract Value to be used in this calculation is the Contract Value on the December 31st prior to the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

2.  Flexible Payment Option ("FPO")

   FPO payments are available on a monthly, quarterly, semiannual or annual basis. The Contract Owner specifies the initial distribution date. Subsequent distributions will be made on the 15th of any month or such other date the Company may designate or allow.

   One of two methods of distribution may be elected for payments from Variable Sub-Accounts:

   (a) Specified Payment - payments of a designated dollar amount. The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Code and applicable regulations. The Contract Value on December 31st prior to the year for which the payment is being made will be used in this calculation. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero or the Contract Value is zero.

   (b) Specified Period - payments for a designated time period. The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Code and applicable regulations. Each annual distribution is determined by dividing the Contract Value by the number of years remaining in the elected period. The Contract Value on December 31st prior to the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three (3) years, but not greater than the Annuitant's life expectancy factor. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero or the Contract Value is zero.

For purposes of determination of amount to distributed under each of the referenced distribution methods, life expectancy will be recalculated annually based on Code ss.401(a)(9) or applicable regulations.

ANNUITY OPTIONS

   An Annuity Commencement Date and the form of annuity payments ("Annuity Options") may be elected at any time during the Accumulation Period. The elections are made by the Contract Owner. The Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 without regard to the actual retirement date or termination of employment date. It is the responsibility of the Contract Owner to file the necessary Request with GWL&A.

   The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

   The Contract provides for the Annuity Options described below, as well as such other Annuity Options as GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Contract automatically provides for a variable life annuity (with respect to the variable portion of the Contract) and/or a fixed life annuity (with respect to the fixed portion of the Contract) with 120 monthly payments guaranteed.

   The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1:  Life Annuity

   This option provides an annuity payable monthly during the lifetime of the annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2:  Life Annuity with Payments Guaranteed for Designated Periods

   This option provides an annuity payable monthly for the guaranteed period elected or the lifetime of the annuitant, whichever is longer, with the guarantee that if, at the death of the annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed dollar payment basis.

 Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

   This option provides an annuity payable during the joint lifetime of the annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

   Under this option, the amount of the periodic benefit is selected, which amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

Option No. 5: Income for Specified Period (available only as fixed dollar payments)

   Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months nor more than 240 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Installment Refund Period (available only as fixed dollar payments)

     Under this payment option, monthly payments for the life of the annuitant will be made or until the sum of the payments made equals the amount applied, whichever is greater.

Variable Annuity Payments

   Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Contract which reflect the age of the Contract Owner;
(iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying mutual fund. The Contract Owner receives the value of a fixed number of Annuity Units each month.

   At the  Annuity  Commencement  Date,  the  number of  Annuity  Units for each
Variable   Sub-Account  on  which  variable   annuity   payments  are  based  is
established. The number of Annuity Units to be credited is determined by dividing the amount of the first monthly payment by the value of an Annuity Unit as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying mutual fund.

   The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract valued as of the fifth Valuation Period prior to the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 2.5% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to the age of the Contract Owner at his/her Annuity Commencement Date.

   The 2.5% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 2.5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 2.5%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

   The amount of the second and subsequent payments is determined by multiplying the credited fixed number of Annuity Units by the appropriate Annuity Unit value for the fifth Valuation Period preceding the date that payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

   (a) the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

     (b) a factor of .999932 to neutralize the assumed investment return of 2.5% per year used in the annuity table.


   The value of each Variable Sub-Account's Annuity Unit is generally set initially at $10.00.


   The value of the Annuity Units is  determined  as of a Valuation  Period five
(5) days' prior to the payment in order to permit calculation of amount of annuity payments and mailing of checks in advance of their due date.

Fixed Annuity Payments

   The guaranteed level of fixed annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Contract which reflects the age of the Contract Owner; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Contract Owner's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

   If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the variable annuity option elected and the Guaranteed Account Value to the fixed annuity option.

Proof of Age and Survival

   GWL&A may require proof of age and survival of any payee upon whose age or survival payments depend.

Frequency and Amount of Annuity Payments

   Variable annuity payments will be paid as monthly installments; fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 GWL&A may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.00.

FEDERAL TAX CONSEQUENCES

Introduction

   The ultimate effect of Federal income taxes on the Contract Value, on annuity payments and on the economic benefit to the Contract Owner, beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A

   GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Code. The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. GWL&A is taxed as a life insurance company as described below. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from the Contract Owner's account balance for taxes, if any, imposed with respect to such items in the future.

Individual Retirement Annuities (IRAs)

   In general, set forth below are some comments concerning the federal income taxation of individual retirement annuities (IRAs) under Sections 72 and 408 of the Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. The Contract Owner and beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

   To qualify as an IRA under Section 408 of the Code, the Annuitant must at all times be the owner of the Contract. The entire interest of the Contract Owner is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Code. The Contract Owner may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If the Contract Owner borrows money under the Contract, including a policy loan, or pledges any portion of the Contract as security for a loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in the Contract Owner's gross income for the year.


   Generally a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until distribution occurs. Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, if the initial contribution to this IRA was entirely from pre-tax contributions to a qualified plan, the entire amount distributed generally will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.


Rollovers

   Generally, a Contract Owner of an IRA may receive a distribution of any amount from the IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.


   A Contract Owner may receive a distribution from an IRA and within 60 days roll it over into a qualified plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Section 408(d)(3)(A)(iii). Similarly, a Contract Owner may receive a distribution from an IRA and within 60 days roll it over into a 403(b) Plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a 403(b) Plan. Section 408(d)(3)(A)(iii). If the Contract Owner ever mixes a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.


Required Beginning Date/Minimum Distribution Requirements

   The Contract Owner's entire interest in the contract typically must be distributed, or begin to be distributed, by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. Required distributions must be made over a period not exceeding the life expectancy of the Contract Owner or the joint lives of the Contract Owner and his/her designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements of Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the Contract Owner under Section 4974.


Premature Withdrawals

   Distributions made before the Contract Owner attains age 59 1/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, under Code Section 72(t) the penalty tax will not apply to distributions: (i) made to a beneficiary or the Contract Owner's estate on or after the death of the Contract Owner; (ii) attributable to the Contract Owner's being disabled within the meaning of code Section 72(m)(7); or (iii) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Contract Owner or the joint lives or life expectancies of the Contract Owner and his/her designated beneficiary. Other exemptions may apply. For more details, consult a qualified tax adviser.

   If exception (iii) above is applicable at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability), before the Contract Owner reaches age 59 1/2 or, within five years of the date of the first payment, whichever is later, the Contract Owner is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs.


Distributions on Death of Contract Owner

   Distributions made to a beneficiary upon the Contract Owner's death must be made pursuant to the rules contained in Section 401(a)(9) of the Code. Generally, if the Contract Owner dies while receiving annuity payments or other required minimum distribution, but before the entire interest in the annuity has been distributed, the remainder of his interest must generally be distributed to the beneficiary at least as rapidly as under the method in effect as of the Contract Owner's date of death.

   If the Contract Owner dies before payments have begun, his entire interest must generally be distributed in full on or before December 31 of the calendar year that contains the fifth anniversary of the date of the Contract Owner's death, unless the Contract Owner has named an individual beneficiary. If an individual other than the surviving spouse has been designated as beneficiary, payments may be made over the life of that individual or over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death. If the beneficiary is the Contract Owner's spouse, distributions are not required to begin until the date the Contract Owner would have attained age 70 1/2. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Contract Owner.

   A surviving spouse, who is the Contract Owner's beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to the deceased Contract Owner or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on the Contract Owner's death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions

   Taxable distributions from an IRA are subject to income tax withholding; if the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages; in the case of any other kind of distribution, a flat 10% is withheld, unless the recipient elects not to have the tax withheld.

VOTING RIGHTS

   GWL&A will vote the shares held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of Maxim. The Investment Company Act of 1940 (the "1940 Act") and the regulations thereunder, as presently interpreted, require that the shares of the applicable underlying mutual fund be voted in accordance with instructions received from persons having voting interests in the Variable Sub-Accounts and, accordingly, GWL&A will do so. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result GWL&A determined that it is permitted to vote the shares at its own discretion, it may elect to do so.

   Prior to the Annuity Commencement Date, the Contract Owner has the voting interest in the Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

   The number of votes which a person has the right to cast will be determined by applying his/her percentage interest in a Variable Sub-Account to the total number of votes attributable to the Sub-Account. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to a Contract will decrease as the assets held to fund the annuity payments decrease.

   Voting rights held in respect of a Variable Sub-Account of this Series Account as to which no timely instructions are received and shares that are not otherwise attributable to persons having voting interests in the Variable Sub-Accounts of this Series Account, will be voted by GWL&A in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account of this Series Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying mutual fund.

DISTRIBUTION OF THE CONTRACTS

   One Orchard, 8515 East Orchard Road, Englewood, Colorado 80111 is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Applications for the Contracts will be solicited by duly-licensed insurance agents of GWL&A who are registered with One Orchard.

   No commissions will be paid to any person for the sale of Contracts.

RETURN PRIVILEGES

   Within 10 days (20 days in Idaho and North Dakota) after the Contract is first received, it may be canceled for any reason by delivering or mailing it together with a written request to cancel to GWL&A's Administrative Offices. Upon cancellation, GWL&A will pay the Contract Owner the initial purchase payment. No administrative termination fee will be deducted.

STATE  REGULATION

   As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance.

   GWL&A's books and accounts are subject to review and examination by the Colorado Division of Insurance at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

REPORTS

   As presently required by the 1940 Act and regulations promulgated thereunder, all Contract Owners will be furnished, semi-annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. In addition, all Contract Owners will be furnished not less frequently than annually a statement of the Contract Value established in his/her name.

LEGAL  PROCEEDINGS

   The Series Account is not engaged in any litigation. GWL&A is not involved in any litigation which would have material adverse effect on the ability of GWL&A to perform its contract with the Series Account.

LEGAL  MATTERS


   The organization of GWL&A, its authority to issue variable annuity contracts and the validity of the Contracts have been passed upon by R.B. Lurie, Vice President, Counsel and Associate Secretary of GWL&A. Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Boros Cicchetti Berenson & Johnson, LLP.


REGISTRATION  STATEMENT

   A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

STATEMENT  OF ADDITIONAL INFORMATION

   The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

   1.  Custodian and Independent Auditors
   2.  Underwriter
   3.  Calculation of Performance Data
   4.  Financial Statements

   Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8515 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at (800) 338-4015.

                     RETIREMENT PLAN SERIES ACCOUNT

         Individual Flexible Premium Variable Annuity Contracts


                                issued by


               Great-West Life & Annuity Insurance Company
                          8515 E. Orchard Road
                        Englewood, Colorado 80111
                        Telephone: (800) 495-4952





                       STATEMENT OF ADDITIONAL INFORMATION





   This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.






                                                                    May 1, 1998

                                TABLE OF CONTENTS


                                Page

CUSTODIAN AND INDEPENDENT AUDITORS...............................B-3
UNDERWRITER......................................................B-3
CALCULATION OF PERFORMANCE DATA..................................B-4
FINANCIAL STATEMENTS.............................................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS

 ...A. Custodian

 ... The assets of Retirement Plan Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of share of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $25 million, which cover all officers and employees of GWL&A.

 ...B. Independent Auditors

 ... The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.

 ... The consolidated financial statements of GWL&A at December 31, 1997 and 1996 and each of the three years in the period ended December 31, 1997, as well as the financial statements of the Series Account for the years ended December 31, 1997, and 1996, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                   UNDERWRITER

 ...The offering of the Contracts is made on a continuous basis by One Orchard Equities, Inc., a wholly owned subsidiary of GWL&A. Previously the Contracts were offered through, Great-West, an affiliate of GWL&A. No payments were made to Great-West for the years 1994 through 1997 and no payment was made to One Orchard Equities, Inc. in 1997.

                         CALCULATION OF PERFORMANCE DATA

A..Yield and Effective Yield Quotations for the Money Market Investment Division

 ...The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1997 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 ...The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1997 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 ...EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

 ...For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" on page 21 of the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B..Total Return Quotations for All Investment Divisions

 ...The total return quotations for all Investment Divisions, other than the Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1997. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

 ...P(1+T)N = ERV

 ...Where:   P =      a hypothetical initial payment of $1,000

 ...   T =      average annual total return

 ...   N =      number of years

 ... ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


                              FINANCIAL STATEMENTS

 ...The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contract is affected solely by the investment results of the Series Account.

                                     PART B
                              FINANCIAL STATEMENTS

                         RETIREMENT PLAN SERIES ACCOUNT

===============================================================================



                                   FINANCIAL STATEMENTS
                      FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                             AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT




To the Board of Directors and Contract Owners of
   Retirement Plan Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




February 12, 1998

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

-------------------------------------------------------------------------------------------------------


ASSETS
                                                                 Shares        Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc      Corporate Bond                       1,043,774    $1,284,452    $1,250,547
Maxim Series Fund, Inc      Foreign Equity                         859,807       892,210       797,651
Maxim Series Fund, Inc      Founders Blue Chip                   1,889,907     1,925,781     1,932,935
Maxim Series Fund, Inc      Growth Index                         2,894,409     4,765,799     5,356,670
Maxim Series Fund, Inc      Investment Grade Corporate Bond        384,430       496,668       494,232
Maxim Series Fund, Inc      Money Market                         1,689,350     1,690,493     1,690,493
Maxim Series Fund, Inc      Short-Term Maturity Bond               202,881       206,522       205,602
Maxim Series Fund, Inc      Small-Cap Aggressive Growth          2,933,801     4,506,340     4,493,319
Maxim Series Fund, Inc      Small-Cap Index                      1,578,888     2,085,062     1,987,500
Maxim Series Fund, Inc      Small-Cap Value (Ariel)              1,630,916     1,900,838     1,492,921
Maxim Series Fund, Inc      Stock Index                          2,934,032     8,715,483     8,647,726
Maxim Series Fund, Inc      T Rowe Price Mid-Cap Growth             14,882        16,311        16,473
Maxim Series Fund, Inc      US Government Mortgage Securities      809,091       950,323       950,086
Maxim Series Fund, Inc      Value Index                          2,774,338     4,503,787     5,031,563

                                                                           ----------------------------


Total Investments                                                            $33,940,069    34,347,718

                                                                           ==============


Other assets and
liabilities:
Premium due and accrued                                                                         40,985
Investment income due and accrued                                                                  230
Due to Great-West Life & Annuity Insurance Company                                             (7,954)
Other liabilities                                                                                (938)

                                                                                         --------------


NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                             $34,380,041

                                                                                         ==============







See notes to financial statements.

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
PERIOD TO DECEMBER 31, 1997


------------------------------------------------------------------------------------------------------------------------------

                                                        Aggressive                                                    Growth &
                               Aggressive  Aggressive  Growth Fund                                                     Income
                                 Growth    Growth Fund         V     Bond Fund   Bond Fund   Bond Fund   Bond Fund     Fund I
                                  Fund          IV                       I          II          III          V
                                   III
                                Investment              Investment                                                   Investment
                                 Division  Investment    Division   Investment  Investment  Investment  Investment    Division
                                            Division                 Division    Division    Division    Division

                               --------------------------------------------------------------------------------------------------


INVESTMENT INCOME                 $296,048    $180,575     $522,320     $46,222     $23,920     $97,627      $5,501      $51,205
EXPENSES - mortality and
expense risks
  by category: (Note 3)
                             A       1,926       4,267        3,934         591         437         853          63        1,467
                             O       1,361       4,127        4,142         622         394       1,168         145        1,425
                             U         933       2,313        2,070         300         162         456          48          830

                               --------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              291,828     169,868      512,174      44,709      22,927      95,150       5,245       47,483

                               --------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain (loss)         109,311     197,228      225,343      11,258       4,008      43,015         612      241,401
on investments

  Net change in unrealized
appreciation (depreciation)      (109,743)     518,182     (91,548)       1,203     (2,037)    (38,334)       (887)        2,543
on investments

                               --------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED                                                                                              243,944
GAIN (LOSS) ON INVESTMENTS           (432)     715,410      133,795      12,461       1,971       4,681       (275)

                               --------------------------------------------------------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $291,396    $885,278     $645,969     $57,170     $24,898     $99,831      $4,970     $291,427

                               ==================================================================================================





See notes to financial                                                                                              (Continued)
statements.


RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
PERIOD TO DECEMBER 31, 1997


------------------------------------------------------------------------------------------------------------------------------

                                      Growth &
                                      Income    Growth Fund Growth Fund  Growth Fund  International  Short Term     Total
                                       Fund         II             IV         V          Fund II      Fund II     Retirement
                                        III
                                     Investment              Investment   Investment   Investment    Investment   Plan Series
                                      Division  Investment    Division     Division     Division      Division     Account
                                                 Division

                                    ------------------------------------------------------------------------------------------


INVESTMENT INCOME                      $326,791    $476,590     $606,921          $25       $54,852      $67,440   $2,756,037
EXPENSES - mortality and expense
risks
  by category: (Note 3)
                                  A       3,192       5,361          932            -         1,042          843       24,908
                                  O       3,847       5,906          910            -           860        1,064       25,971
                                  U       1,916       3,234          746            -           374          545       13,927

                                    ------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   317,836     462,089      604,333           25        52,576       64,988    2.601.231

                                    ------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on           232,205   1,607,874       96,680            -         9,037            -    2,777,972
investments

  Net change in unrealized
appreciation (depreciation) on          371,104   (482,950)    (460,984)          162     (111,625)            -    (404,914)
investments

                                    ------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                603,309   1,124,924    (364,304)          162     (102.588)            -    2,373,058

                                    ------------------------------------------------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS            $921,145                 $240,029         $187     $(50,012)      $64,988   $5,064,289
                                                 $1,587,013

                                    ==========================================================================================







See notes to financial statements.


RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 1997  and 1996

-------------------------------------------------------------------------------------------------------------------------------


                                   Aggressive Growth Fund    Aggressive Growth   Aggressive Growth Fund       Bond Fund I
                                             III                  Fund IV                   V

                                     Investment Division    Investment Division    Investment Division    Investment Division
                                       1997        1996       1997       1996       1997        1996        1997      1996

                                   -------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income                 $291,828     $82,950              $213,515   $512,174     $100,262   $44,709    $20,768
                                                            $169,868
Net realized gain (loss) on            109,311         536   197,228      13,792    225,343          995    11,258      (387)
investments
Net change in unrealized             (109,743)      10,260   518,182      59,519   (91,548)       81,392     1,203    (3,253)
appreciation (depreciation) in
investments

                                   -------------------------------------------------------------------------------------------


Increase (decrease) in net             291,396      93,746   885,278     286,826    645,969      182,649    57,170     17,128
assets resulting from operations

                                   -------------------------------------------------------------------------------------------

   FROM UNIT TRANSACTIONS (by
category):
Purchase payments:
                                 A     213,924     154,945   485,937     356,156    442,850      262,233    65,593     55,025
                                 O     219,241     181,447   621,760     337,592    631,514      383,608   104,923     64,109
                                 U     221,167     252,684   737,307     400,584    876,636      272,988   104,251    102,340
                                 Z     280,139     178,104   889,700     528,402    809,572      245,674   169,140    119,305
Redemptions:
                                 A    (75,402)    (14,191)  (97,235)    (95,553)   (95,556)     (13,962)  (14,636)    (7,470)
                                 O    (69,992)    (26,595)              (26,031)  (108,822)     (13,077)  (27,262)   (30,444)
                                                           (118,068)
                                 U    (44,372)    (20,168)  (80,868)    (29,231)  (161,123)      (9,990)  (14,944)   (18,028)
                                 Z    (54,580)    (10,130)              (67,744)   (98,500)      (9,085)     (234)    (4,855)
                                                           (109,750)
Net transfers:
                                 A    (21,144)           -  (64,259)         135   (41,748)        2,320  (11,921)          -
                                 O    (72,135)    (11,339)    11,091      15,689     63,838     (22,733)   (1,374)    (2,517)
                                 U    (39,202)     (8,248)                 1,949  (109,491)       39,622    31,653   (22,634)
                                                           (155,231)
                                 Z      66,343           -    36,776     111,110     91,746       30,645    51,645          -

                                   -------------------------------------------------------------------------------------------

Increase in net assets
resulting from unit transactions       623,987     676,509             1,533,058               1,168,243   456,834    254,831
                                                           2,157,160              2,300,916

                                   -------------------------------------------------------------------------------------------


INCREASE IN NET ASSETS                 915,383     770,255             1,819,884               1,350,892   514,004    271,959
                                                           3,042,438              2,946,885

NET ASSETS:
 Beginning of period                 1,071,786     301,531               497,543                 154,363   435,894    163,935
                                                           2,317,427              1,505,255

                                   -------------------------------------------------------------------------------------------

 End of period                                                                                $1,505,255             $435,894
                                    $1,987,169  $1,071,786 $5,359,865 $2,317,427 $4,452,140               $949,898

                                   ===========================================================================================


See notes to financial                                                                                             (Continued)
statements.



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 1997  and 1996

------------------------------------------------------------------------------------------------------------------------------

                                        Bond Fund II          Bond Fund III           Bond Fund V       Growth & Income Fund
                                                                                                                  I
                                    Investment Division    Investment Division    Investment Division    Investment Division
                                       1997       1996       1997        1996       1997        1996       1997       1996

                                   -------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income                  $22,927    $13,251    $95,150     $36,284     $5,245      $1,001    $47,483    $53,454
Net realized gain (loss) on              4,008        134     43,015         532        612         (8)    241,401        502
investments
Net change in unrealized               (2,037)    (1,914)   (38,334)       1,107      (887)        (33)      2,543      5,154
appreciation (depreciation) in
investments

                                   -------------------------------------------------------------------------------------------


Increase (decrease) in net
assets resulting from                   24,898     11,471     99,831      37,923      4,970         960    291,427     59,110
operations

                                   -------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:
                                 A      46,637     37,298    103,236      50,877     13,958       2,455    165,879    121,497
                                 O      43,333     53,768    236,693     103,463     32,009      15,941    188,560    115,481
                                 U      62,355     35,822    256,665      80,174      8,091      16,276    310,646    137,409
                                 Z      61,620    103,669    283,368      99,286          -       2,211    402,298    243,139

                                 A     (6,248)      (801)   (17,091)     (1,024)    (3,775)           -   (28,273)   (14,452)
                                 O     (6,648)    (5,477)   (18,947)     (5,690)   (11,733)     (5,467)   (11,555)      (909)
                                 U     (4,333)   (15,096)   (21,292)     (9,197)    (3,482)           -   (21,784)    (6,867)
                                 Z       (232)          -   (24,598)    (61,862)      (175)           -   (51,905)    (7,955)

                                 A    (13,170)    (2,533)    (4,878)     (2,237)          -           -   (24,615)          -
                                 O     (8,023)          -   (46,399)           -          -           -   (46,529)        252
                                 U      12,824   (20,932)   (34,420)     (9,688)          -           -    (2,571)   (22,729)
                                 Z     (6,670)   (35,819)   (53,738)    (96,878)    133,335           -   (39,171)     10,435

                                   -------------------------------------------------------------------------------------------

Increase in net assets
resulting from unit                    181,445    149,899    658,599     147,224    168,228      31,416    840,980    575,301
transactions

                                   -------------------------------------------------------------------------------------------


INCREASE IN NET ASSETS                 206,343    161,370    758,430     185,147    173,198      32,376               634,411
                                                                                                         1,132,407

NET ASSETS:
 Beginning of period                   287,771    126,401    491,975     306,828     32,376           -    786,891    152,480

                                   ===========================================================================================

End of period                         $494,114   $287,771               $491,975   $205,574     $32,376              $786,891
                                                          $1,250,405                                    $1,919,298

                                   ===========================================================================================


See notes to financial                                                                                             (Continued)
statements.



RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 1997  and 1996

------------------------------------------------------------------------------------------------------------------------------

                                    Growth & Income Fund      Growth Fund II        Growth Fund IV         Growth Fund V
                                            III

                                    Investment Division    Investment Division    Investment Division   Investment Division
                                      1997        1996        1997       1996        1997       1996       1997       1996

                                   -------------------------------------------------------------------------------------------

FROM OPERATIONS:                                                                                           (1)
Net investment income                $317,836     $68,504    $462,089    $48,532    $604,333    $1,643         $25         $-
Net realized gain (loss) on           232,205       3,962   1,607,874      7,453      96,680       166           -          -
investments
Net change in unrealized
appreciation (depreciation) in        371,104     144,470   (482,950)    383,100   (460,984)    52,815         162          -
investments

                                   -------------------------------------------------------------------------------------------


Increase (decrease) in net
assets resulting from                 921,145     216,936   1,587,013    439,085     240,029    54,624         187          -
operations

                                   -------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS (by
category):
Purchase payments:

                                 A    372,263     192,893     577,159    357,620     135,089    52,930           -          -
                                 O    590,546     325,707     985,749    494,735     187,325    71,708           -          -
                                 U    742,595     326,828   1,101,048    455,854     299,984    86,945           -          -
                                 Z    793,311     342,275   1,814,876    900,190     227,408    62,559      16,286          -

                                 A   (58,633)     (8,550)   (113,621)   (17,480)    (26,484)   (3,953)           -          -
                                 O  (137,567)    (12,590)   (148,832)   (21,037)    (35,510)   (5,072)           -          -
                                 U   (40,569)    (29,696)   (117,771)   (12,100)    (21,700)   (3,632)           -          -
                                 Z   (92,885)    (16,802)    (99,524)   (87,684)    (91,281)   (3,004)           -          -

                                 A   (30,298)       4,997    (93,891)        129     (5,897)         -           -          -
                                 O     22,881       5,476    (87,493)    (2,328)    (16,262)     5,642           -          -
                                 U  (154,287)    (45,082)   (143,697)   (41,760)    (33,446)         -           -          -
                                                                                                                            -
                                 Z    407,811      27,224   (135,413)      8,300     200,018         -           -

                                   -------------------------------------------------------------------------------------------

Increase in net assets                          1,112,680   3,538,590                819,244   264,123      16,286          -
resulting from unit                 2,415,168                          2,034,439
transactions

                                   -------------------------------------------------------------------------------------------


INCREASE IN NET ASSETS                          1,329,616   5,125,603              1,059,273   318,747      16,473          -
                                    3,336,313                          2,473,524

NET ASSETS:
Beginning of period                               454,396   3,510,180                433,293   114,546           -          -
                                    1,784,012                          1,036,656

                                   -------------------------------------------------------------------------------------------

End of period                                                                                              $16,473          $
                                   $5,120,325  $1,784,012  $8,635,783 $3,510,180  $1,492,566  $433,293

                                                                                                                   ===========
                                   ================================================================================


                                   (1)   The   Investment   Division   commenced
                                   operations on June 30, 1997.
See notes to financial                                                                                             (Continued)
statements.


RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 1997  and 1996

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 ----------------------------

                                            International Fund II         Short Term Fund II        Total Retirement Plan
                                                                                                       Series Account
                                             Investment Division         Investment Division
                                              1997          1996          1997          1996          1997          1996

                                         ------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income                          $52,576           $184      $64,988       $39,948    $2,691,231      $680,296
Net realized gain (loss) on                      9,037            529            -             -     2,777,972        28,206
investments
Net change in unrealized                     (111,625)         15,421            -             -     (404,914)       748,038
appreciation (depreciation) in
investments

                                         ------------------------------------------------------------------------------------


Increase (decrease) in net assets             (50,012)         16,134       64,988        39,948     5,064,289     1,456,540
resulting from operations

                                         ------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:

                                       A       105,800         87,026       79,177        99,328     2,807,502     1,830,283
                                       O       107,358        128,370      240,054       153,218     4,189,065     2,429,147
                                       U       132,439        102,657      307,894       200,154     5,161,078     2,470,715
                                       Z       144,783         74,578    1,465,120       237,273     7,357,621     3,136,665

                                       A      (42,167)       (12,782)     (41,210)      (25,435)     (620,331)     (215,653)
                                       O      (15,342)       (10,276)    (174,101)      (21,462)     (884,379)     (184,127)
                                       U      (24,527)                   (260,642)      (96,163)     (817,407)     (250,168)
                                       Z      (42,432)                 (1,356,617)     (115,280)   (2,022,713)     (384,401)

                                       A      (19,511)        (2,760)      (9,920)          (51)     (341,252)             -
                                       O      (32,804)                      88,971      (17,741)     (124,238)      (29,599)
                                       U      (10,692)       (10,568)      130,738        43,314     (507,822)      (96,756)
                                       Z        80,962         10,572      126,332        31,313       959,976        96,902

                                         ------------------------------------------------------------------------------------

Increase in net assets resulting               383,867        366,817      595,796       488,468    15,157,100     8,803,008
from unit transactions

                                         ------------------------------------------------------------------------------------


INCREASE IN NET ASSETS                         333,855        382,951      660,784       528,416    20,221,389    10,259,548
NET ASSETS:

Beginning of period                            463,573         80,622    1,038,219       509,803    14,158,652     3,899,104

                                         ------------------------------------------------------------------------------------

End of period                                 $797,428       $463,573   $1,699,003    $1,038,219   $34,380,041   $14,158,652

                                         ====================================================================================

See notes to financial statements.


RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996

--------------------------------------------------------------------------------



1.   HISTORY OF THE SERIES ACCOUNT

     The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     The Series Account has various investment divisions (the Funds) which invest in shares of open-end management investment companies as follows:


       Retirement Plan Series
         Investment Division                     Underlying Fund Investment

       ------------------------    -------------------------------------------------------


       Aggressive  Growth Fund     Maxim Series Fund, Inc. - Small-Cap Index
       III
       Aggressive  Growth Fund     Maxim Series Fund, Inc. - Growth Index
       IV
       Aggressive  Growth Fund     Maxim Series Fund, Inc. - Small-Cap Aggressive Growth
       V
       Bond Fund I                 Maxim Series  Fund,  Inc. - U.S.  Government  Mortgage
                                   Securities
       Bond Fund II                Maxim Series Fund,  Inc. - Investment  Grade Corporate
                                   Bond
       Bond Fund III               Maxim Series Fund, Inc. - Corporate Bond
       Bond Fund V                 Maxim Series Fund, Inc. - Short-Term Maturity Bond
       Growth & Income  Fund I     Maxim Series Fund, Inc. - Founders Blue Chip
       *
       Growth  &  Income  Fund     Maxim Series Fund, Inc. - Value Index
       III
       Growth Fund II              Maxim Series Fund, Inc. - Stock Index
       Growth Fund IV              Maxim Series Fund, Inc. - Small-Cap Value (Ariel)
       Growth Fund V               Maxim Series Fund, Inc. - T Rowe Price Mid-Cap Growth
       International Fund II       Maxim Series Fund, Inc. - Foreign Equity
       Short Term Fund II          Maxim Series Fund, Inc. - Money Market

     * Effective June 30, 1997, the current objective was changed for this fund.
Growth & Income Fund I previously  invested in Maxim  Series Fund,  Inc. - Total
Return.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.


3.   CHARGES UNDER THE CONTRACT

     Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

     Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A), .50% (category O), .25% (category U), depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.


4.   RELATED PARTY SERVICES

     The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. through October 31, 1996. Effective November 1, 1996, a wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the Funds to compensate GW Capital Management, Inc. for investment advisory services.


5.    COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

     The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1997, for each investment division.

                                          Units           Unit Value       Total Variable
      Investment Division:                                                Annuity Contract
                                                                            Liabilities

                                    ---------------------------------------------------------

      Aggressive Growth Fund III:
        Category A                       21,596.153383       $15.948739             $344,431
        Category O                       22,264.861889        16.043404              357,204
        Category U                       29,959.148005        16.146940              483,749
        Category Z                       49,337.142833        16.251132              801,785






                                          Units           Unit Value       Total Variable
      Investment Division:                                                Annuity Contract
                                                                            Liabilities

                                    ---------------------------------------------------------

                                    ---------------------------------------------------------


      Aggressive Growth Fund IV:
        Category A                       43,323.395720        18.175827              787,439
        Category O                       65,415.288966        18.293051            1,196,645
        Category U                       68,910.664580        18.411436            1,268,744
        Category Z                      113,708.460216        18.530165            2,107,037

      Aggressive Growth Fund V:
        Category A                       37,737.283435        19.032687              718,242
        Category O                       64,185.860546        19.156586            1,229,582
        Category U                       59,544.976700        19.272097            1,147,557
        Category Z                       69,924.707708        19.403144            1,356,759

      Bond Fund I:
        Category A                        8,773.986458        11.665489              102,353
        Category O                       15,501.175344        11.800717              182,925
        Category U                       17,934.402608        11.877870              213,023
        Category Z                       37,775.125038        11.954888              451,597

      Bond Fund II:
        Category A                        6,517.097297        11.372094               74,113
        Category O                        8,451.885131        11.506800               97,254
        Category U                        8,892.123622        11.462216              101,923
        Category Z                       18,942.315222        11.657677              220,824

      Bond Fund III:
        Category A                       11,596.694555        13.416116              155,583
        Category O                       24,206.539202        13.582117              328,776
        Category U                       22,675.769892        13.504281              306,220
        Category Z                       33,423.752352        13.757476              459,826

      Bond Fund V:
        Category A                        1,209.686898        10.891182               13,175
        Category O                        2,989.599584        10.997847               32,879
        Category U                        2,031.384895        11.064279               22,476
        Category Z                       12,503.204953        10.960689              137,044

      Growth & Income Fund I:
        Category A                       18,873.506402        14.836288              280,013
        Category O                       25,096.491155        14.931777              374,735
        Category U                       33,623.099326        15.028384              505,301
        Category Z                       50,196.469216        15.125559              759,249

      Growth & Income Fund III:
        Category A                       34,549.993140        18.398910              635,682
        Category O                       61,417.447650        18.515890            1,137,199
        Category U                       65,117.934735        18.635672            1,213,516
        Category Z                      113,775.973917        18.755524            2,133,928




                                          Units           Unit Value       Total Variable
                                                                          Annuity Contract
                                                                            Liabilities
      Investment Division:

                                    ---------------------------------------------------------


      Growth Fund II:
        Category A                       53,406.892124        18.416587              983,573
        Category O                       93,690.457055        18.445038            1,728,124
        Category U                      101,305.866164        18.564261            1,880,669
        Category Z                      216,413.980262        18.683725            4,043,417

      Growth Fund IV:
        Category A                       12,300.051755        16.372679              201,385
        Category O                       17,280.045955        16.481298              284,798
        Category U                       29,579.615766        16.586756              490,630
        Category Z                       30,895.892064        16.693265              515,753

      Growth Fund V:
        Category A                                   -        11.044132                    -

        Category O                                   -        11.058060                    -
        Category U                                   -        11.072004                    -
        Category Z                        1,485.900639        11.085977               16,473

      International Fund II:
        Category A                       13,468.104879        10.299012              138,708
        Category O                       18,078.020447        10.314447              186,465
        Category U                       19,626.373072        10.361524              203,359
        Category Z                       25,784.140225        10.428730              268,896

      Short Term Fund II:
        Category A                       12,004.775508        11.142872              133,768
        Category O                       26,660.236729        10.927160              291,321
        Category U                       32,201.626801        11.063550              356,264
        Category Z                       80,773.048954        11.360850              917,650

                                                                        ---------------------


                              TOTAL                                              $34,380,041

                                                                        =====================

     RETIREMENT PLAN SERIES ACCOUNT
     Exhibit B
  6. SELECTED DATA
                            The following is a summary of selected data for a unit of capital of the Series Account.


                            -----------------------------------------------------------------------------------------


                                     Aggressive Growth Fund III                   Aggressive Growth Fund IV

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

     Date Commenced          06/01/95   06/01/95   06/01/95   06/01/95    07/24/95   07/24/95   07/24/95   07/24/95
     Operations

     1997
      Beginning Unit Value    $13.28     $13.33     $13.38      $13.43     $14.17     $14.22     $14.28     $14.34

                            =================================------------=================================-----------

      Ending Unit Value       $15.95     $16.04     $16.15      $16.25     $18.18     $18.29     $18.41     $18.53

                            =================================------------=================================-----------

      Number of Units                                         49,337.14
     Outstanding            21,596.15  22,264.86  29,959.15              43,323.40  65,415.29  68,910.66  113,708.46

                            =================================------------=================================-----------



     1996
      Beginning Unit Value    $11.60     $11.62     $11.63      $11.65     $11.69     $11.71     $11.72     $11.74

                            =================================------------=================================-----------

      Ending Unit Value       $13.28     $13.33     $13.38      $13.43     $14.17     $14.22     $14.28     $14.34

                            =================================------------=================================-----------

      Number of Units                                         28,991.22
     Outstanding            13,245.31  17,113.51  20,809.07              23,490.03  33,100.60  38,890.98  64,886.39

                            =================================------------=================================-----------



     1995
      Beginning Unit Value    $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

      Ending Unit Value       $11.60     $11.62     $11.63      $11.65     $11.69     $11.71     $11.72     $11.74

                            =================================------------=================================-----------

      Number of Units        2,240.54   5,959.11   3,318.14   14,397.06   3,339.10              9,367.33
     Outstanding                                                                    10,056.69             19,673.41

                            =================================------------=================================-----------

                            -----------------------------------------------------------------------------------------


 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                      Aggressive Growth Fund V                           Bond Fund I

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           08/03/95   08/03/95   08/03/95   08/03/95    07/12/95   07/12/95   07/12/95   07/12/95
    Operations

    1997
     Beginning Unit Value     $15.40     $15.46     $15.52      $15.59     $10.82     $10.92     $10.96     $11.00

                            =================================------------=================================-----------

     Ending Unit Value        $19.03     $19.16     $19.27      $19.40     $11.67     $11.80     $11.88     $11.95

                            =================================------------=================================-----------

     Number of Units                                          69,924.71   8,773.99
    Outstanding             37,737.28  64,185.86  59,544.98                         15,501.18  17,934.40  37,775.13

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $11.93     $11.95     $11.96      $11.98     $10.45     $10.52     $10.54     $10.55

                            =================================------------=================================-----------

     Ending Unit Value        $15.40     $15.46     $15.52      $15.59     $10.82     $10.92     $10.96     $11.00

                            =================================------------=================================-----------

     Number of Units                                          24,716.11   5,272.40   8,847.40   7,526.42
    Outstanding             19,250.73  30,001.51  23,175.18                                               18,157.75

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $11.93     $11.95     $11.96      $11.98     $10.45     $10.52     $10.54     $10.55

                            =================================------------=================================-----------

     Number of Units         1,064.47   5,718.10   1,398.81    4,726.93    731.02    5,864.01   1,624.61   7,344.94
    Outstanding

                            =================================------------=================================-----------

                            -----------------------------------------------------------------------------------------


 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                            Bond Fund II                                Bond Fund III

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           07/24/95   07/24/95   07/24/95   07/24/95    07/24/95   07/24/95   07/24/95   07/24/95
    Operations

    1997
     Beginning Unit Value     $10.72     $10.82     $10.75      $10.91     $11.99     $12.11     $12.01     $12.21

                            =================================------------=================================-----------

     Ending Unit Value        $11.37     $11.51     $11.46      $11.66     $13.42     $13.58     $13.50     $13.76

                            =================================------------=================================-----------

     Number of Units         6,517.10   8,451.89   8,892.12   18,942.32
    Outstanding                                                          11,596.69  24,206.54  22,675.77  33,423.75

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $10.48     $10.55     $10.45      $10.58     $10.95     $11.03     $10.91     $11.06

                            =================================------------=================================-----------

     Ending Unit Value        $10.72     $10.82     $10.75      $10.91     $11.99     $12.11     $12.01     $12.21

                            =================================------------=================================-----------

     Number of Units         4,019.39   5,887.41   2,497.98   14,123.28   5,084.50              7,111.83
    Outstanding                                                                     10,767.39             17,630.19

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $10.48     $10.55     $10.45      $10.58     $10.95     $11.03     $10.91     $11.06

                            =================================------------=================================-----------

     Number of Units          756.56    1,298.14   2,523.64    7,411.72    821.90    2,425.21   1,650.00
    Outstanding                                                                                           22,880.14

                            -----------------------------------------------------------------------------------------

                            -----------------------------------------------------------------------------------------

 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                            Bond Fund V                            Growth & Income Fund I

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           03/13/96   03/13/96   03/13/96   03/13/96    07/24/95   07/24/95   07/24/95   07/24/95
    Operations

    1997
     Beginning Unit Value     $10.34     $10.41     $10.45      $10.33     $12.08     $12.12     $12.17     $12.22

                            =================================------------=================================-----------

     Ending Unit Value        $10.89     $11.00     $11.06      $10.96     $14.84     $14.93     $15.03     $15.13

                            =================================------------=================================-----------

     Number of Units         1,209.69   2,989.60   2,031.38   12,503.20
    Outstanding                                                          18,873.51  25,096.49  33,623.10  50,196.47

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $10.06     $10.07     $10.08      $10.09     $10.89     $10.90     $10.92     $10.93

                            =================================------------=================================-----------

     Ending Unit Value        $10.34     $10.41     $10.45      $10.33     $12.08     $12.12     $12.17     $12.22

                            =================================------------=================================-----------

     Number of Units          244.56    1,038.88   1,603.91     219.54
    Outstanding                                                          10,571.44  15,356.64  12,390.53  26,371.06

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $10.06     $10.07     $10.08      $10.09     $10.89     $10.90     $10.92     $10.93

                            =================================------------=================================-----------

     Number of Units             -          -          -          -       1,177.80   5,184.26   2,940.80   4,666.32
    Outstanding

                            -----------------------------------------------------------------------------------------

                            -----------------------------------------------------------------------------------------

 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                      Growth & Income Fund III                         Growth Fund II

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           07/12/95   07/12/95   07/12/95   07/12/95    06/01/95   06/01/95   06/01/95   06/01/95
    Operations

    1997
     Beginning Unit Value     $13.82     $13.88     $13.93      $13.99     $14.01     $14.00     $14.06     $14.11

                            =================================------------=================================-----------

     Ending Unit Value        $18.40     $18.52     $18.64      $18.76     $18.42     $18.45     $18.56     $18.68

                            =================================------------=================================-----------

     Number of Units
    Outstanding             34,549.99  61,417.45  65,117.93  113,775.97  53,406.89  93,690.46  101,305.87 216,413.98

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $11.55     $11.56     $11.58      $11.60     $11.59     $11.55     $11.57     $11.58

                            =================================------------=================================-----------

     Ending Unit Value        $13.82     $13.88     $13.93      $13.99     $14.01     $14.00     $14.06     $14.11

                            =================================------------=================================-----------

     Number of Units                                          46,735.19
    Outstanding             16,778.01  32,274.09  32,323.22              30,565.13  48,278.77  50,780.90  119,929.73

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $11.55     $11.56     $11.58      $11.60     $11.59     $11.55     $11.57     $11.58

                            =================================------------=================================-----------

     Number of Units         1,666.79   7,395.18              18,036.45   4,042.63
    Outstanding                                   12,134.89                         11,673.47  18,708.73  55,122.00

                            -----------------------------------------------------------------------------------------

                            -----------------------------------------------------------------------------------------


 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                           Growth Fund IV                               Growth Fund V

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           07/12/95   07/12/95   07/12/95   07/12/95    06/30/97   06/30/97   06/30/97   06/30/97
    Operations

    1997
     Beginning Unit Value     $12.90     $12.95     $13.00      $13.06     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $16.37     $16.48     $16.59      $16.69     $11.04     $11.06     $11.07     $11.09

                            =================================------------=================================-----------

     Number of Units                                          30,895.89       -          -          -      1,485.90
    Outstanding             12,300.05  17,280.05  29,579.62

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $11.02     $11.04     $11.05      $11.07

                            =================================------------=================================-----------

     Ending Unit Value        $12.90     $12.95     $13.00      $13.06

                            =================================------------=================================-----------

     Number of Units         5,037.63   7,695.51               8,094.84
    Outstanding                                   12,528.51

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $11.02     $11.04     $11.05      $11.07

                            =================================------------=================================-----------

     Number of Units          773.21    1,371.51   5,416.35    2,801.92
    Outstanding

                            -----------------------------------------------------------------------------------------

                            -----------------------------------------------------------------------------------------


 6. SELECTED DATA



                            -----------------------------------------------------------------------------------------


                                       International Fund II                         Short Term Fund II

                            -----------------------------------------------------------------------------------------

                                A          O          U           Z          A          O          U          Z

    Date Commenced           06/01/95   06/01/95   06/01/95   06/01/95    07/05/95   07/05/95   07/05/95   07/05/95
    Operations

    1997
     Beginning Unit Value     $11.00     $10.99     $11.01      $11.06     $10.66     $10.47     $10.54     $10.79

                            =================================------------=================================-----------

     Ending Unit Value        $10.30     $10.31     $10.36      $10.43     $11.14     $10.93     $11.06     $11.36

                            =================================------------=================================-----------

     Number of Units                                          25,784.14
    Outstanding             13,468.10  18,078.02  19,626.37              12,004.78  26,660.24  32,201.63  80,773.05

                            =================================------------=================================-----------



    1996
     Beginning Unit Value     $10.30     $10.27     $10.26      $10.28     $10.23     $10.02     $10.05     $10.27

                            =================================------------=================================-----------

     Ending Unit Value        $11.00     $10.99     $11.01      $11.06     $10.66     $10.47     $10.54     $10.79

                            =================================------------=================================-----------

     Number of Units         9,442.18                          9,174.83   9,449.98
    Outstanding                        12,679.40  10,789.35                         12,173.70  15,907.37  59,518.32

                            =================================------------=================================-----------



    1995
     Beginning Unit Value     $10.00     $10.00     $10.00      $10.00     $10.00     $10.00     $10.00     $10.00

                            =================================------------=================================-----------

     Ending Unit Value        $10.30     $10.27     $10.26      $10.28     $10.23     $10.02     $10.05     $10.27

                            =================================------------=================================-----------

     Number of Units         2,788.66   1,670.77   2,190.94    1,192.47   2,395.98    926.69    1,445.29
    Outstanding                                                                                           44,935.09

                            -----------------------------------------------------------------------------------------

                            -----------------------------------------------------------------------------------------




  7. CHANGE IN SHARES

     The following is a summary of the net change in total investment shares held in each of the respective underlying funds:


                                                     For the Year Ended December 31,

                                                  --------------------------------------

                                                         1997               1996

                                                  --------------------------------------


                          Maxim  - Corporate Bond            630,881            146,580
                          Maxim  - Foreign Equity            421,784            362,084
     Maxim  - Founders Blue Chip                           1,889,907
     Maxim  - Growth Index                                 1,347,646          1,180,597
     Maxim  - Investment Grade Corp Bond                     162,095            155,770
     Maxim  - Money Market                                   651,202            563,394
     Maxim  - Short-Term Maturity Bond                       170,767             32,114
     Maxim  - Small-Cap Aggressive Growth                  1,868,777            932,503
     Maxim  - Small-Cap Index                                719,273            614,566
     Maxim  - Small-Cap Value (Ariel)                      1,285,180            238,373
     Maxim  - Stock Index                                  1,458,700            975,408
     Maxim  - T Rowe Price Mid-Cap Growth                     14,882
     Maxim  - Total Return                                 (584,099)            490,755
     Maxim  - U.S. Government Mortgage Securities            431,998            244,885
     Maxim  - Value Index                                  1,560,915            855,254



              GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

================================================================================



                   CONSOLIDATED FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                    AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP


DELOITTE & TOUCHE LLP
Denver, Colorado

January 23, 1998

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

ASSETS                                                                     1997              1996
------
                                                                       --------------   ---------------

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value $2,151,476
and                                                                 $     2,082,716   $    1,992,681
    $2,041,064)
    Available-for-sale, at fair value (amortized cost $6,541,422
and                                                                       6,698,629        6,206,478
    $6,151,519)
  Common stock                                                               39,021           19,715
  Mortgage loans on real estate, net                                      1,235,594        1,487,575
  Real estate, net                                                           93,775           67,967
  Policy loans                                                            2,657,116        2,523,477
  Short-term  investments,  available-for-sale  (cost  approximates         399,131          419,008
fair value)
                                                                       --------------   ---------------

      Total Investments                                                  13,205,982       12,716,901

Cash                                                                        126,278          125,182
Reinsurance receivable                                                       84,364          196,958
Deferred policy acquisition costs                                           255,442          282,780
Investment income due and accrued                                           165,827          198,441
Other assets                                                                121,543           57,244
Premiums in course of collection                                             77,008           74,693
Deferred income taxes                                                       193,820          214,404
Separate account assets                                                   7,847,451        5,484,631
                                                                       --------------   ---------------




















TOTAL ASSETS                                                        $    22,077,715   $   19,351,234
                                                                       ==============   ===============



See notes to consolidated financial statements.



-------------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                       1997              1996
------------------------------------
                                                                       --------------   ---------------

POLICY BENEFIT LIABILITIES:
    Policy reserves                                                  $   11,102,719   $   11,022,595
    Policy and contract claims                                              375,499          372,327
    Policyholders' funds                                                    165,106          153,867
    Experience refunds                                                       84,935           87,399
    Provision for policyholders' dividends                                   62,937           51,279

GENERAL LIABILITIES:
    Due to Parent Corporation                                               126,656          151,431
    Repurchase agreements                                                   325,538          286,736
    Commercial paper                                                         54,058           84,682
    Other liabilities                                                       605,032          488,818
    Undistributed earnings on
      participating business                                                141,865          133,255
    Separate account liabilities                                          7,847,451        5,484,631
                                                                       --------------   ---------------

      Total Liabilities                                                  20,891,796       18,317,020
                                                                       --------------   ---------------

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value,
       50,000,000 shares authorized:
            Series A, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              600 shares issued and outstanding                              60,000           60,000
            Series B, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              200 shares issued and outstanding                              20,000           20,000
            Series C, cumulative, 1500 shares authorized,
              none outstanding
            Series D, cumulative, 1500 shares authorized,
              none outstanding
            Series E, non-cumulative, 2,000,000
              shares authorized, issued, and outstanding,
              liquidation value of $20.90 per share                          41,800           41,800
    Common stock, $1 par value; 50,000,000 shares authorized;
       7,032,000 shares issued and outstanding                                7,032            7,032
    Additional paid-in capital                                              690,748          664,265
    Unrealized gains (losses) on securities available-for-sale, net          52,807           14,951
    Retained earnings                                                       313,532          226,166
                                                                       --------------   ---------------

      Total Stockholder's Equity                                          1,185,919        1,034,214
                                                                       --------------   ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $   22,077,715   $   19,351,234
                                                                       ==============   ===============



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                             1997            1996            1995
                                                         -------------   -------------   -------------
REVENUES:
  Annuity contract charges and premiums                $     115,054   $      91,881   $      79,816
  Life, accident, and health premiums earned (net of
    premiums ceded (recaptured) totaling $(94,646),
    $(104,250) and $60,880)                                1,163,855       1,107,367         987,611
  Net investment income                                      897,572         836,642         835,046
  Net realized gains (losses) on investments                   9,800         (21,078)          7,465
                                                         -------------   -------------   -------------

                                                           2,186,281       2,014,812       1,909,938
                                                         -------------   -------------   -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of reinsurance
    recoveries totaling $44,871, $52,675,
    and $43,574)                                             543,903         515,750         557,469
  Increase in reserves                                       245,811         229,198          98,797
  Interest paid or credited to contractholders               527,784         561,786         562,263
  Provision for policyholders' share of earnings
(losses)
    on participating business                                  3,753              (7)          2,027
  Dividends to policyholders                                  63,799          49,237          48,150
                                                         -------------   -------------   -------------

                                                           1,385,050       1,355,964       1,268,706

  Commissions                                                102,150         106,561         122,926
  Operating expenses                                         419,616         336,719         314,810
  Premium taxes                                               23,108          25,021          26,884
                                                                         -------------   -------------
                                                         -------------
                                                           1,929,924       1,824,265       1,733,326

INCOME BEFORE INCOME TAXES                                   256,357         190,547         176,612
                                                         -------------   -------------   -------------

PROVISION FOR INCOME TAXES:
   Current                                                   103,794          77,134          88,366
   Deferred                                                   (6,197)        (21,162)        (39,434)
                                                         -------------   -------------   -------------

                                                              97,597          55,972          48,932
                                                         -------------   -------------   -------------

NET INCOME                                             $     158,760   $     134,575   $     127,680
                                                         =============   =============   =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Net
                                                                                  Additional  Unrealized
                                       Preferred Stock         Common Stock        Paid-In      Gains      Retained
                                    ---------------------- ---------------------
                                     Shares      Amount      Shares     Amount     Capital     (Losses)    Earnings       Total
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, JANUARY 1, 1995            2,000,800 $  121,800   7,032,000  $   7,032 $   657,265 $   (78,427) $    69,561 $   777,231

Change in net unrealized
gains (losses)                                                                                  137,190                  137,190

Dividends                                                                                                    (48,980)    (48,980)

Net income                                                                                                   127,680     127,680
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1995          2,000,800    121,800   7,032,000      7,032     657,265      58,763      148,261     993,121

Change in net unrealized
gains (losses)                                                                                  (43,812)                 (43,812)

Capital contributions                                                                 7,000                                7,000

Dividends                                                                                                    (56,670)    (56,670)

Net income                                                                                                   134,575     134,575
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1996          2,000,800    121,800   7,032,000      7,032     664,265      14,951      226,166   1,034,214

Change in net unrealized
gains (losses)                                                                                   37,856                   37,856

Capital contributions                                                                26,483                               26,483

Dividends                                                                                                    (71,394)    (71,394)

Net income                                                                                                   158,760     158,760
                                    ----------  ---------- -----------  --------  ----------  -----------  ----------  ------------

BALANCE, DECEMBER 31, 1997          2,000,800 $  121,800   7,032,000  $   7,032 $   690,748 $    52,807  $   313,532 $ 1,185,919
                                    ==========  ========== ===========  ========  ==========  ===========  ==========  ============

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                            1997             1996            1995
                                                        --------------   -------------   -------------

OPERATING ACTIVITIES:
    Net income                                        $      158,760   $      134,575  $      127,680
    Adjustments to reconcile net income to
      net cash provided by operating activities:
       Gain (loss) allocated to participating                  3,753               (7)          2,027
policyholders
       Amortization of investments                               409           15,518          26,725
       Realized losses (gains) on disposal of
investments
           and provisions for mortgage loans and              (9,800)          21,078          (7,465)
real estate
       Amortization                                           46,929           49,454          49,464
       Deferred income taxes                                  (6,224)         (20,258)        (39,763)
    Changes in assets and liabilities:
        Policy benefit liabilities                           498,114          358,393         346,975
        Reinsurance receivable                               112,594          136,966         (38,776)
        Accrued interest and other receivables                30,299           24,778         (17,617)
        Other, net                                            58,865           (8,076)          8,834
                                                        --------------   -------------   -------------
                 Net cash provided by operating              893,699          712,421         458,084
activities
                                                        --------------   -------------   -------------

INVESTING ACTIVITIES:
    Proceeds from sales, maturities, and
        redemptions of investments:
        Fixed maturities
             Held-to-maturity
                Sales                                                                          18,821
                Maturities and redemptions                   359,021          516,838         655,993
             Available-for-sale
                Sales                                      3,174,246        3,569,608       4,211,649
                Maturities and redemptions                   771,737          803,369         253,747
        Mortgage loans                                       248,170          235,907         260,960
        Real estate                                           36,624            2,607           4,401
        Common stock                                          17,211            1,888
    Purchases of investments:
        Fixed maturities
             Held-to-maturity                               (439,269)        (453,787)       (490,228)
             Available-for-sale                           (4,314,722)      (4,753,154)     (4,932,566)
        Mortgage loans                                        (2,532)         (23,237)           (683)
        Real estate                                          (64,205)         (15,588)         (5,302)
        Common stock                                         (29,608)         (12,113)         (4,218)
                                                        --------------   -------------   -------------
                 Net cash used in investing                 (243,327)        (127,662)        (27,426)
activities
                                                        --------------   -------------   -------------





                                                                                         (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------

                                                             1997            1996            1995
                                                         -------------   -------------   -------------

FINANCING ACTIVITIES:
   Contract withdrawals, net of deposits               $    (577,538)  $    (413,568)  $    (217,190)
   Due to Parent Corporation                                 (19,522)          1,457          (9,143)
   Dividends paid                                            (71,394)        (56,670)        (48,980)
   Net commercial paper repayments                           (30,624)           (172)         (4,832)
   Net repurchase agreements (repayments) borrowings          38,802         (88,563)       (191,195)
   Capital contributions                                      11,000           7,000
                                                         -------------   -------------   -------------
              Net cash used in financing activities         (649,276)       (550,516)       (471,340)
                                                         -------------   -------------   -------------

NET INCREASE (DECREASE) IN CASH                                1,096          34,243         (40,682)

CASH, BEGINNING OF YEAR                                      125,182          90,939         131,621
                                                         -------------   -------------   -------------

CASH, END OF YEAR                                      $     126,278   $     125,182   $      90,939
                                                         =============   =============   =============


SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
     Cash paid during the year for:
       Income taxes                                    $      86,829   $     103,700   $      83,841
       Interest                                               15,124          15,414          17,016






See notes to consolidated financial statements.                                          (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (Amounts in Thousands, except Share Amounts)
--------------------------------------------------------------------------------
1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

               Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder's equity.

               The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

               The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio. Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

        3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company's financial statements.

        4. Investments in common stock are carried at fair value.

        5. Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,298, $47,089, and $48,054 in 1997, 1996, and 1995, respectively.

        Separate Account - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,741,596 and $5,242,753, at December 31, 1997 and 1996, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,346,516 and $5,766,533, at December 31, 1997 and 1996, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $3,901,297 and $3,591,077 at December 31, 1997 and 1996,
        respectively. Participating business approximates 50.5% and 50.3% of the Company's ordinary life insurance in force and 91.1% and 92.2% of ordinary life insurance premium income at December 31, 1997 and 1996, respectively.

        The liability for undistributed earnings on participating business was increased (decreased) by $8,610 and $(3,362) in 1997 and 1996, which represented $3,753 and $(7) of gains (losses) on participating business, increases (decreases) of $2,102 and $(2,924) to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and increases (decreases) of $2,755 and $(431) due to reinsurance transactions (See Note 2).

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.6%, 6.8%, and 7.2% in 1997, 1996, and 1995.

        Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company will implement Statement of Financial  Accounting  Standards
        (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not have a material affect on the Company's financial statements.


        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts and equity swaps. The differential paid or received under the terms of these contracts are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

2.      RELATED-PARTY TRANSACTIONS

        On June 30, 1997 the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at June 30, 1997 as a result of this transaction:

         Assets                                         Liabilities and Stockholder's
                                                        Equity
         --------                                       -------------------------------

         Cash                          $     160,000    Policy reserves                $     155,798
         Bonds                                17,975    Due to parent corporation              9,373
         Other                                    60    Deferred income taxes                  2,719
                                                         Undistributed earnings on
                                                         participating business (855)
                                                         Stockholder's equity                  11,000
                                                          -----------                        ----------
                                       $     178,035                                   $     178,035
                                           ===========                                     ==========


        On  October  31,  1996  the  Company  recaptured  certain  pieces  of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:

         Assets                                         Liabilities and Stockholder's
                                                        Equity
         ---------                                      -------------------------------

         Cash                         $     162,000     Policy reserves               $     164,839
         Mortgages                           19,753     Due to parent corporation             9,180
         Other                                  118     Deferred income taxes                 1,283
                                                        Undistributed earnings on
                                                        participating business (431)
                                                        Stockholder's equity                  7,000
                                          ============                                    ===========
                                      $     181,871                                   $     181,871
                                          ============                                    ===========

        Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

        Prior to January 1997, the Parent Corporation administered, distributed, and underwrote business for the Company and administered the Company's investment portfolio under various administrative agreements. As of January 1, 1997, the Company performs these services for the U.S. operations of the Parent Corporation. The following represents allocations between the two companies for services provided pursuant to these service agreements:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                               1997           1996           1995
                                                            -----------    -----------    -----------

          Investment management revenue (expense)        $        801   $    (14,800)  $    (15,182)

          Administrative and underwriting revenue               6,292       (304,599)      (301,529)
          (payments)

        At December 31, 1997 and 1996, due to Parent Corporation includes $8,957 and $31,639 due on demand and $117,699 and $119,792 of notes payable which bear interest and mature at various dates through December 31, 2005. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The due on demand to the Parent Corporation bears interest at the public bond rate (7.1% and 7.0% at December 31, 1997 and 1996, respectively) while the remainder bear interest at various rates ranging from 6.6% to 9.5%.

3.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1997 and 1996, the reinsurance receivable had a carrying value of $84,364 and $196,958, respectively.

        Total reinsurance premiums assumed from the Parent Corporation were $1,712, $1,693, and $1,606 in 1997, 1996, and 1995, respectively.

        The  Company   considers   all  accident  and  health   policies  to  be
        short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

                                     Assumed
                                                  Ceded       Primarily                   Percentage
                                                Primarily       From                      of Amount
                                                   to
                                   Gross       the Parent       Other          Net        Assumed to
                                   Amount      Corporation    Companies       Amount         Net
                                -------------  ------------  ------------  -------------  -----------

        December 31, 1997:
           Life insurance in
           force:
             Individual       $  24,598,679  $   4,040,398 $  3,667,235  $  24,225,516         15.1%
             Group               51,179,343                   2,031,477     53,210,820          3.8%
                                -------------  ------------  ------------  -------------
                 Total        $  75,778,022  $   4,040,398 $  5,698,712  $  77,436,336
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     361,093  $    (127,291)$     19,923  $     508,307          3.9%
             Accident/health        628,398         32,645       59,795        655,548          9.1%
                                -------------  ------------  ------------  -------------
               Total          $     989,491  $     (94,646)$     79,718  $   1,163,855
                                =============  ============  ============  =============

        December 31, 1996:
           Life insurance in
           force:
             Individual       $  23,409,823  $   5,246,079 $  3,482,118  $  21,645,862         16.1%
             Group               47,682,237                   1,817,511     49,499,748          3.7%
                                -------------  ------------  ------------  -------------
                 Total        $  71,092,060  $   5,246,079 $  5,299,629  $  71,145,610
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     334,127  $    (111,743)$     19,633  $     465,503          4.2%
             Accident/health        592,577          7,493       56,780        641,864          8.8%
                                -------------  ------------  ------------  -------------
               Total          $     926,704  $    (104,250)$     76,413  $   1,107,367
                                =============  ============  ============  =============

        December 31, 1995:
           Life insurance in
           force:
             Individual       $  22,388,520  $   7,200,882 $  3,476,784  $  18,664,422         18.6%
             Group               48,415,592                   1,954,313     50,369,905          3.9%
                                =============  ============  ============  =============
                 Total        $  70,804,112  $   7,200,882 $  5,431,097  $  69,034,327
                                =============  ============  ============  =============

           Premiums:
             Life insurance   $     339,342  $      51,688 $     21,028  $     308,682          6.8%
             Accident/health        623,626          9,192       64,495        678,929          9.5%
                                -------------  ------------  ------------  -------------
               Total          $     962,968  $      60,880 $     85,523  $     987,611
                                =============  ============  ============  =============



4.      NET INVESTMENT INCOME

         Net investment income is summarized as follows:

                                                               Years Ended December 31,
                                                    ------------------------------------------------
                                                         1997             1996            1995
                                                    ---------------  ---------------  --------------
           Investment income:
             Fixed maturities and short-term
               investments                        $      633,975   $      601,913   $      591,561
             Mortgage loans on real estate               118,274          140,823          171,008
             Real estate                                  20,990            5,292            3,936
             Policy loans                                194,826          175,746          163,547
             Other                                        22,119            3,321
                                                    ---------------  ---------------  --------------

                                                         990,184          927,095          930,052

           Investment expenses, including
             interest on amounts charged
             by the Parent Corporation
             of $9,758, $11,282, and $10,778              92,612           90,453           95,006
                                                    ---------------  ---------------  --------------

           Net investment income                  $      897,572   $      836,642   $      835,046
                                                    ===============  ===============  ==============

5.      NET REALIZED GAINS (LOSSES) ON INVESTMENTS

         Net realized gains (losses) on investments are as follows:

                                                               Years Ended December 31,
                                                   -------------------------------------------------
                                                        1997             1996             1995
                                                   ---------------  ---------------  ---------------
           Realized gains (losses):
             Fixed Maturities                    $        15,966  $       (11,624) $        28,166
             Mortgage loans on real estate                 1,081            1,143            1,309
             Real estate                                     363                               (10)
             Provisions                                   (7,610)         (10,597)         (22,000)
                                                   ---------------  ---------------  ---------------

           Net realized gains (losses) on        $         9,800  $       (21,078) $         7,465
         investments
                                                   ===============  ===============  ===============


6.      SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1997 are summarized as follows:


                                                        Gross       Gross     Estimated
                                           Amortized   Unrealized Unrealized     Fair       Carrying
                                             Cost       Gains      Losses       Value        Value
                                           ----------  ---------  ----------  -----------  -----------

         Held-to-Maturity:
            U.S.  Treasury Securities
         and obligations of U.S.          $           $    1,186 $      25   $   27,044   $   25,883
         Government                          25,883
            Agencies - Other:
          Collateralized mortgage                           174
         obligations                          5,006                              5,180        5,006
          Public utilities                               11,214         3
                                            245,394                            256,605      245,394
          Corporate bonds                  1,668,710     57,036     3,069      1,722,677
                                                                                           1,668,710
          Foreign governments                               659
                                             10,268                             10,927       10,268
          State and municipalities                        1,588
                                            127,455                            129,043      127,455
                                                       ---------  ----------  -----------
                                           ----------                                      -----------

                                         $ 2,082,716 $   71,857 $   3,097   $  2,151,476 $
                                                                                           2,082,716
                                           ==========  =========  ==========  ===========  ===========


         Available-for-Sale:
            U.S.  Treasury Securities
         and
            obligations of U.S.
         Government
            Agencies
             Collateralized mortgage
               obligations               $           $   17,339 $     310   $            $
                                            652,975                            670,004       670,004
              Direct mortgage
         pass-through
               certificates                               7,911     2,668
                                            917,216                            922,459       922,459
              Other                                       1,794       244
                                            297,337                            298,887       298,887
         Collateralized mortgage
            obligations                                  19,494     1,453
                                            682,158                            700,199       700,199
         Public utilities                                 8,716     1,320
                                            549,435                            556,831       556,831
         Corporate bonds                   3,265,039    107,740     4,350
                                                                              3,368,429    3,368,429
         Foreign governments                              4,115        60
                                            131,586                            135,641       135,641
         State and municipalities                           503
                                             45,676                             46,179        46,179
                                                                                           -----------
                                           ----------  ---------  ----------  -----------

                                         $ 6,541,422 $  167,612 $  10,405   $            $
                                                                              6,698,629    6,698,629
                                           ==========  =========  ==========  ===========  ===========

6.      SUMMARY OF INVESTMENTS [Continued]

         Fixed maturities owned at December 31, 1996 are summarized as follows:

                                                         Gross       Gross     Estimated
                                           Amortized   Unrealized  Unrealized    Fair      Carrying
                                             Cost        Gains      Losses       Value      Value
                                           ----------  ----------  ----------  ---------- -----------

           Held-to-Maturity:
            U.S.  Treasury Securities
         and
             obligations of U.S.         $           $      630  $       106 $           $
         Government                          10,935                              11,459     10,935
              Agencies - Other:
            Public utilities                             12,755          320
                                            284,954                             297,389    284,954
            Corporate bonds                1,634,745     41,195        7,360   1,668,580
                                                                                          1,634,745
            Foreign governments                             556            3
                                             12,577                              13,130     12,577
            State and municipalities                      1,051           15
                                             49,470                              50,506     49,470
                                                       ----------  ----------  ----------
                                           ----------                                     -----------

                                         $ 1,992,681 $   56,187  $     7,804 $ 2,041,064 $
                                                                                          1,992,681
                                           ==========  ==========  ==========  ========== ===========

           Available-for-Sale:
            U.S.  Treasury Securities
         and
            obligations of U.S.
         Government
            Agencies:
             Collateralized mortgage
              obligations                $           $    8,058  $     3,700 $           $
                                            658,612                             662,970    662,970
             Direct mortgage
         pass-through
               certificates                               5,093       10,908
                                            844,291                             838,476    838,476
             Other                                          596        2,686
                                            359,220                             357,130    357,130
           Collateralized mortgage
              obligations                                13,619        3,553
                                            614,773                             624,839    624,839
           Public utilities                               6,523        5,375
                                            628,382                             629,530    629,530
           Corporate bonds                 2,907,875     56,551        5,250   2,959,176
                                                                                          2,959,176
           Foreign governments                            1,762        5,673
                                            110,013                             106,102    106,102
           State and municipalities                          21          119
                                             28,353                              28,255     28,255
                                                                                          -----------
                                           ----------  ----------  ----------  ----------

                                         $ 6,151,519 $   92,223  $    37,264 $ 6,206,478 $
                                                                                          6,206,478
                                           ==========  ==========  ==========  ========== ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        In November 1995, the Financial Accounting Standards Board issued a special report entitled "A Guide to Implementation of Statement of Financial Accounting Standards No. 115 (SFAS No. 115) on Accounting for Certain Investments in Debt and Equity Securities". In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totalling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments, of $23,449 was recognized in stockholder's equity at the date of transfer.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 Held-to-Maturity          Available-for-Sale
                                             -------------------------  -------------------------
                                              Amortized    Estimated     Amortized    Estimated
                                                Cost       Fair Value      Cost       Fair Value
                                             ------------  -----------  ------------  -----------
        Due in one year or less            $   286,088   $   290,164  $   447,703   $   462,719
        Due after one year through five        787,376       809,237    1,182,390     1,209,692
        years
        Due after five years through ten       718,818       751,753      842,019       865,153
        years
        Due after ten years                    129,957       137,190      447,642       466,949
        Mortgage-backed securities               5,006         5,180    2,252,349     2,292,662
        Asset-backed securities                155,471       157,952    1,369,319     1,401,454
                                             ------------  -----------
                                                           ===========  ============  ===========
                                           $ 2,082,716   $ 2,151,476  $ 6,541,422   $ 6,698,629
                                             ============  ===========  ============  ===========

        Proceeds from sales of securities available-for-sale were $3,174,246, $3,569,608, and $4,211,649 during 1997, 1996, and 1995, respectively.
        The realized gains on such sales totaled $20,543, $24,919, and $39,755 for 1997, 1996, and 1995, respectively. The realized losses totaled $10,643, $40,748, and $15,516 for 1997, 1996, and 1995, respectively.
        During 1997, 1996, and 1995 held-to-maturity securities with an amortized cost of $0, $0, and $18,087 were sold due to credit deterioration with insignificant realized gains and losses.

        At December 31, 1997 and 1996, pursuant to fully collateralized securities lending arrangements, the Company had loaned $162,817 and $230,419 of fixed maturities, respectively.

        The Company engages in hedging activities to manage interest rate and exchange risk. The following table summarizes the 1997 financial hedge instruments:

                                              Notional          Strike/Swap
        December 31, 1997                      Amount              Rate                Maturity
        ---------------------------------  --------------- ----------------------  -----------------

        Interest Rate Floor              $ 100,000             4.5% (LIBOR)              1999
        Interest Rate Caps                 565,000         6.75% to 11.82%(CMT)      1999 to 2002
        Interest Rate Swaps                212,139            6.20% to 9.35%       01/98 to 02/2003
        Foreign Currency
           Exchange Contracts              57,168                   N/A            09/98 to 07/2006
        Equity Swap                        100,000                 5.64%                12/98


The following table summarizes the 1996 financial hedge instruments:

                                              Notional          Strike/Swap
        December 31, 1996                      Amount              Rate               Maturity
        ---------------------------------  --------------- ----------------------  ---------------

        Interest Rate Floor              $ 100,000             4.5% [LIBOR]             1999
        Interest Rate Caps                 260,000         11.0% to 11.82%[CMT]     2000 to 2001
        Interest Rate Swaps                187,847            6.20% to 9.35%       01/98 to 02/2003
        Foreign Currency
          Exchange Contracts               61,012                   N/A            09/98 to 03/2003

        LIBOR  - London Interbank Offered Rate
        CMT    - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1997 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.

        The following represents impairments and other information with respect to impaired loans:

                                                                             1997         1996
                                                                          -----------  -----------

           Loans with related allowance for credit losses of $2,493 and  $   13,193  $    16,443
         $2,793
           Loans with no related allowance for credit losses                 20,013       31,709
           Average balance of impaired loans during the year                 37,890       39,064
           Interest income recognized [while impaired]                        2,428          923
           Interest income received and recorded [while impaired] using
         the                                                                  2,484        1,130
           cash basis method of recognition

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $64,406, and $68,254 at December 31, 1997, and 1996, respectively.

        The following table presents changes in the allowance for credit losses:

                                                   1997             1996               1995
                                              ---------------- ----------------   ----------------
         Balance, beginning of year         $      65,242           63,994     $       57,987               $
         Provision for loan losses                  4,521            4,470             15,877
         Chargeoffs                                (2,521)          (3,468)           (10,480)
         Recoveries                                                    246                610
                                              ================ ================   ================
         Balance, end of year               $      67,242           65,242     $       63,994               $
                                              ================ ================   ================

7.      COMMERCIAL PAPER

        The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1997, commercial paper outstanding has maturities ranging from 41 to 99 days and interest rates ranging from 5.6% to 5.8%. At December 31, 1996, maturities ranged from 49 to 123 days and interest rates ranged from 5.4% to 5.6%.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following table provides estimated fair value for all assets and liabilities and hedge contracts considered to be financial instruments:

                                  December 31,
                                        -------------------------------------------------------
                                                  1997                         1996
                                       ----------------------------  --------------------------
                                                                                   Estimated
                                        Carrying       Estimated      Carrying        Fair
                                         Amount       Fair Value       Amount        Value
                                       ------------  --------------  -----------  -------------
        ASSETS:
          Fixed maturities and
        short-
            term investments         $ 9,180,476    $  9,249,235   $ 8,618,167   $  8,666,550
          Mortgage loans on
            real estate                1,235,594       1,261,949     1,487,575      1,506,162
          Policy loans                 2,657,116       2,657,116     2,523,477      2,523,477
          Common stock                    39,021          39,021        19,715         19,715

        LIABILITIES:
          Annuity contract reserves
            without life               5,346,516       5,373,818     5,766,533      5,808,095
                contingencies
          Policyholders' funds           165,106         165,106       153,867        153,867
          Due to Parent Corporation      126,656         124,776       151,431        154,479
          Repurchase agreements          325,538         325,538       286,736        286,736
          Commercial paper                54,058          54,058        84,682         84,682

         HEDGE CONTRACTS:
          Interest rate floor                 25             25             62           124
          Interest rate cap                  130            130            173           173
          Interest rate swaps              4,265          4,265          4,746         4,746
          Foreign currency
            exchange contracts             3,381          3,381         (8,954)       (8,954)
          Equity swaps                       856            856

        The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue  interest  generally at variable rates with no fixed
        maturity  dates  and,  therefore,   estimated  fair  value  approximates
        carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $0 and $160 of unrealized losses in 1997 and 1996, respectively. Included in the net loss position for foreign currency exchange contracts are $0 and $8,954 of loss exposures in 1997 and 1996, respectively.

9.      EMPLOYEE BENEFIT PLANS

          Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 2 for further discussion.

        The Company's defined benefit pension plan (pension plan) covers substantially all of its employees. The benefits are based on years of service, age at retirement, and the compensation during the last seven years of employment. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Investments of the pension plan are managed by the Company and invested primarily in investment contracts and separate accounts.

        The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As generally accepted accounting principles do not materially differ from CICA guidelines and the transfer is between related parties, the prepaid pension asset was transferred at cost. As a result, the Company recorded the following effective January 1, 1997:

         Prepaid pension cost     $      19,091       Undistributed earnings   $       3,608
                                                      on
                                  participating
                                                      business
                                                      Stockholder's equity            15,483
                                     ===============                              ==============
                                  $      19,091                                $      19,091
                                     ===============                              ==============



The Company adopted Statement of Financial Accounting Standards (SFAS) No. 87, "Employers Accounting for Pensions" effective January 1, 1997, immediately following the transfer. The following table sets forth the pension plan's funded status and amounts at December 31, 1997, in accordance with SFAS No. 87:

         Actuarial present value of accumulated benefit obligation,
                 including vested benefits of $88,235                          $     91,387

         Actuarial present value of projected benefit obligation
                 for service rendered to date                                       112,331
         Plan assets at fair value                                                  162,422
                                                                                 --------------
         Plan assets in excess of projected benefit obligation                       50,091
         Unrecognized net (gain) loss from past experience
                 different from that assumed                                         (8,595)
         Unrecognized net obligation being recognized over 15 years                 (21,198)
                                                                                 --------------

         Prepaid pension cost included in other assets                         $     20,298
                                                                                 ==============

        The weighted-average discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.5%, respectively.

        Components of net pension cost for the year ended December 31, 1997 were as follows:

          Service cost - benefits earned during the period                      $           5,491
          Interest accrued on projected benefit obligation                                  7,103
          Return on plan assets                                                           (28,072)
          Net amortization and deferral                                                    14,271
                                                                                   ---------------

          Net pension benefit                                                   $          (1,207)
                                                                                   ===============

        The Company also sponsors a post-retirement medical plan (medical plan) which provides health benefits to employees who have worked for 15 years and attained age 65 while in service with the Company. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Plan as of January 1, 1997 was not funded. The Parent Company was not required under CICA guidelines to record any liability related to the Plan.

        Effective January 1, 1997, on the date of transfer, the Company has adopted SFAS No. 106, "Post-retirement Benefits Other Than Pensions." The Company has elected to delay recognition of the unfunded accumulated post-retirement benefit obligation and has set up a transition obligation to be amortized over 20 years.

The following table sets forth the medical plan status of December 31, 1997:

          Accumulated post-retirement benefit obligation:
             Retirees                                                           $         4,985
             Fully eligible active plan participants                                      2,438
             Other active plan participants                                              12,031
                                                                                   ---------------
                                                                                         19,454
          Unrecognized net gain (loss) from past experience different from               (1,500)
          that assumed
          Unrecognized net transition obligation at December 31, 1997,
             being recognized over 20 years                                             (15,352)
                                                                                   ---------------

          Accrued post-retirement benefit obligation included in other          $         2,602
          liabilities
                                                                                   ===============

        For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by 1% in each year would increase the accumulated post-retirement benefit obligation as of December 31, 1997 by $3,847.

        The weighted average discount rate used in determining the accumulated post-retirement benefit obligation was 7.0%.

        Components of net other post-retirement benefit cost for the year ended December 31, 1997 were as follows:

          Service cost - benefits earned during the year                        $       1,158
          Interest accrued on benefits obligation                                       1,191
          Net amortization and deferral                                                   808
                                                                                   ---------------

          Net other post-retirement benefit cost                                $       3,157
                                                                                   ===============

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of compensation. The Company matches 50% of the first 5% of participant contributions. Company contributions for the year ended December 31, 1997 totalled $3,475.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                         1997         1996         1995
                                                        --------     --------     --------
         Federal tax rate                                   35.0 %       35.0 %       35.0 %
         Change in tax rate resulting from:
            Settlement of prior years tax                   (6.5)        (4.7)
            Provision for contingencies                      8.4
            Change in valuation allowance                                 0.8         (7.8)
            Investment income not subject to                (0.3)        (1.0)        (0.5)
            federal tax
            State and environmental taxes                    0.6          0.7          0.7
            Other, net                                       0.9         (1.4)         0.3
                                                        ========     ========     ========
         Total                                              38.1 %       29.4 %       27.7 %
                                                        ========     ========     ========

Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1997 and 1996 are as follows:

                                                   1997                        1996
                                         --------------------------  --------------------------
                                          Deferred    Deferred Tax    Deferred    Deferred Tax
                                         Tax Asset     Liability     Tax Asset     Liability
                                         -----------  -------------  -----------  -------------
        Policyholder reserves          $  163,975    $              $  151,239   $
        Deferred policy acquisition                       47,463                      57,031
           costs
        Deferred acquisition cost
           proxy tax                       79,954                       70,413
        Investment assets                   2,226                       35,658
        Net operating loss                  9,427                       12,295
           carryforwards
        Other                                             10,729         5,366
                                         -----------   ------------   ----------   ------------
             Subtotal                     255,582         58,192       274,971        57,031
        Valuation allowance                (3,570)                      (3,536)
                                         ===========   ============   ==========   ============
             Total Deferred Taxes      $  252,012    $    58,192    $  271,435   $    57,031
                                         ===========   ============   ==========   ============

        Amounts related to investment assets above include $30,085 and $8,530 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1997 and 1996, respectively.

        The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1997, the Company's subsidiaries have approximately $26,934 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $3,570 and $3,536 are included in the deferred tax assets at December 31, 1997 and 1996, respectively.

        The Company's valuation allowance was increased/(decreased) in 1997, 1996, and 1995 by $34, $1,463, and $(13,145), respectively, as a result of the re-evaluation by management of future estimated taxable income in the subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

        Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation's income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision. The Company's 1997 and 1996 results of operations include a release of $47,750 and $25,600 from the provision, to reflect the resolution of certain tax issues related to 1990 - 1991 and 1988 - 1989 audit years, respectively, with the Internal Revenue Service (IRS). In addition, in 1997 the tax provision was increased for contingent items related to open tax years. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company's accrued amounts may change as a result of the completion of the IRS audits.

11.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.

        Through December 30, 1997, the Series B STRAPS had a dividend rate of 5.8%. Thereafter, short-term dividend periods of approximately 49 days will be in effect. The dividend rate for each short-term dividend period will be determined in accordance with a formula set out in the share conditions. The Series B STRAPS are redeemable at the option of the Company at the end of any short-term dividend period, at a price of $100,000 per share, plus accumulated and unpaid dividends.

        The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999. The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                   1997            1996             1995
                                               --------------  --------------  ---------------
                                                (Unaudited)

        Net Income                           $   181,312     $   180,634     $   114,931
        Capital and Surplus                      759,429         713,324         653,479

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1997 were $759,429 and $180,834 (unaudited), respectively. The Company should be able to pay up to $180,834 (unaudited) of dividends in 1998.

        Dividends of $8,854, $8,587, and $9,217, were paid on preferred stock in 1997, 1996, and 1995, respectively. In addition, dividends of $62,540, $48,083, and $39,763, were paid on common stock in 1997, 1996 and 1995,
        respectively.   Dividends  are  paid  as  determined  by  the  Board  of
        Directors.

The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                                                   PART C
                                                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

                      The financial statements for Retirement Plan Series Account for the years ended December 31, 1997 and 1996 as well as the financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1997, 1996 and 1995 are included in Part B.

      (b)   Exhibits

                      Exhibits (1), (2), (4), (5), and (6) are incorporated by reference to Registrant's Form N-4 Registration Statement filed September 13, 1994.

          (3)  Exhibit  3  is   incorporated   by  reference   to   Registrant's
               Post-Effective Amendment No. 3 to its Registration Statement dated April 24, 1998.

         (7)   Not applicable
         (8)   Not applicable

          (9)  Exhibit  9  is   incorporated   by  reference   to   Registrant's
               registration statement dated September 13, 1994.

         (10)  (a)    Written Consent of Jorden Burt Boros Cicchetti Berenson &
                     Johnson, LLP
               (b)   Written Consent of Deloitte & Touche LLP
               (c)   Written Consent of Ruth B. Lurie
         (11)     Not Applicable
         (12)   Not Applicable
         (13) Exhibit 13 is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement dated April 24, 1998.

Item 25. Directors and Officers of the Depositor

                                                          Position and Offices
Name              Principal Business Address                    with Depositor

James Balog       2205 North Southwinds Boulevard      Director
                     Vero Beach, Florida  39263

James W. Burns, O.C.         (4)                          Director

Orest T. Dackow                 (3)                          Director

Andre Desmarais                 (4)                          Director

Paul Desmarais, Jr.             (4)                          Director

                              Position and Offices
Name                    Principal Business Address with Depositor

Robert G. Graham        574 Spoonbill Drive                     Director
                          Sarasota, FL 34236

Robert Gratton               (5)                                Chairman

N. Berne Hart             2552 East Alameda Avenue              Director
                          Denver, Colorado  80209

Kevin P. Kavanagh            (1)                                Director

William Mackness        61 Waterloo Street                      Director
                          Winnipeg, Manitoba  R3N 0S3

William T. McCallum               (3)                      Director, President
                                                  and Chief Executive Officer

Jerry E.A. Nickerson    H.B. Nickerson & Sons Limited           Director
                          P.O. Box 130
                          275 Commercial Street
                          North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.    (4)                             Director

Michel Plessis-Belair, F.C.A.         (4)                             Director

Brian E. Walsh          Trinity L.P.                               Director
                          115 Putnam Ave.
                          Greenwich, Connecticut 06830

John A. Brown                (3)                          Senior Vice President,
                               Financial Services

Donna A. Goldin                     (2)                Executive Vice President
                                                   and Chief Operating Officer,
                                                  One Corporation

Mitchell T. Graye                   (3)              Senior Vice President and
                                                   Chief Financial Officer




                              Position and Offices
Name                      Principal Business Address with Depositor

John T. Hughes                      (3)                          Senior Vice President, Chief
                               Investment Officer

D.   Craig Lennox                   (3)                          Senior Vice President,
                               General Counsel and
Secretary

Dennis Low                          (3)                          Executive Vice President,
                               Financial Services

Alan D. MacLennan                   (2)                          Executive Vice President,
                                                                 Employee Benefits

Steve H. Miller                     (2)                          Senior Vice President,
                             Employee Benefits Sales

James D. Motz                       (2)                          Executive Vice President,
                                                                 Employee Benefits
                                                                 Operations

Charles P. Nelson                   (3)                          Senior Vice President,
                            Public/Nonprofit Markets

Marty Rosenbaum                     (2)                          Senior Vice President,
                                                                 Employee Benefits
                                                                 Operations

Robert K. Shaw                      (3)                                                                Senior Vice President,
                                      Individual Markets

Douglas L. Wooden                   (3)                          Executive Vice President,
                               Financial Services





----------------------------------------

(1)   100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)   8505 East Orchard Road, Englewood, Colorado  80111.
(3)   8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.



Item 26. Persons controlled by or under common control with the Depositor or Registrant

Power Corporation of Canada
   100% Marquette Communications Corporation
   100% - 171263 Canada Inc.
   68.1% - Power Financial Corporation
   81.2% - Great-West Lifeco Inc.
   99.5% - The Great-West Life Assurance Company
           100% - Great-West Life & Annuity Insurance Company
                  100% - First Great-West Life & Annuity Insurance Company
                  100% - GW Capital Management, LLC
                         100% - Orchard Capital Management, LLC
                  100% - Financial Administrative Services Corporation
                  100% - One  Corporation
                         100% - One Health Plan of Illinois, Inc.
                         100% - One Health Plan of Texas, Inc.
                         100% - One Health Plan of California, Inc.
                         100% - One Health Plan of Colorado, Inc.
                         100% - One Health Plan of Georgia, Inc.
                         100% - One Health Plan of North Carolina, Inc.
                         100% - One Health Plan of Washington, Inc.
                         100% - One Health Plan of Ohio, Inc.
                         100% - One Health Plan of Tennessee, Inc.
                         100% - One Health Plan of Oregon, Inc.
                         100% - One Health Plan of Florida, Inc.
                         100% - One Health Plan of Indiana, Inc.
                         100% - One Health Plan of Massachusetts, Inc.
                         100% - One Orchard Equities, Inc.
                  100% - Great-West Benefit Services, Inc.
                          13% - Private Healthcare Systems, Inc.
                  100%   -   Benefits    Communication    Corporation   100%   -
                         BenefitsCorp Equities, Inc.
                   95% - Maxim  Series  Fund,  Inc.* 100% -  Greenwood  Property
                  Corporation 100% - GWL Properties Inc.
                         100% - Great-West Realty Investments Inc.
                          50% - Westkin Properties, Ltd.
                  100% - Confed Admin Services, Inc.
                  92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
   ** New England Life Insurance Company - 8%

Item 27. Number of Contract Owners

      As of February 27, 1998, there were 1629 Contract Owners.

Item 28. Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                             Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101.  Definitions.

      As used in this Article:

               (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

               (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

               (3)    "Expenses" includes counsel fees.

               (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

               (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

               (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (7)  "Proceeding"  means any  threatened,  pending,  or completed
               action,   suit,   or   proceeding,   whether   civil,   criminal,
               administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

               (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

         (a)   The person conducted himself or herself in good faith;

         (b) The person reasonably believed:

                             (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                             (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

               (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
               (a) of subsection (1) of this section.

               (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

      (4) A corporation may not indemnify a director under this section:

                      (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

               (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

               Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

               (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                      (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A  determination  is made that the facts  then know to
                      those   making  the   determination   would  not  preclude
                      indemnification under this article.

               (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

               (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.



Section 7-109-105.  Court-Ordered Indemnification of Directors.

               (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

               (1) A  corporation  may not  indemnify a director  under  Section
               7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required to be made subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

               (3) If a quorum cannot be obtained as  contemplated  in paragraph
               (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)    By the shareholders.

               (4)Authorization   of   indemnification   and  evaluation  as  to
                  reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

      (1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.



Section 7-109-108.  Insurance.

   A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

               (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

               (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

   If a corporation  indemnifies  or advances  expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.






                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.

        (1) In this section, the following terms shall have the following meanings:

               (a)"expenses"  means  reasonable  expenses  incurred  in a  legal proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

               (b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

               (c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

               (d)"proceeding"  means  any  threatened,   pending  or  completed
                  action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

        (2)Subject to applicable law, if any person who is a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

               (a)    the person conducted himself or herself in good faith; and

               (b) the person reasonably believed that his or her conduct was in the corporation's best interests; and

               (c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

               (d)if the person is or was an  employee of the  corporation,  the person acted in the ordinary course of the person's employment with the corporation.

        (3)Subject to applicable law, if any person who is or was serving as a director, officer or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

               (i)the person is or was  appointed to serve at the request of the corporation as a director, officer or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

               (ii) with respect to the matter(s) giving rise to the proceeding:

                    (a) the person  conducted  himself or herself in good faith;
                    and

                    (b) the person  reasonably  believed that his or her conduct
                    was  at  least  not  opposed  to  the   corporation's   best
                    interests; and

                    (c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

                      (d) if  the  person  is or was an  employee  of the  other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.

Item 29. Principal Underwriter

      (a)   Orchard Series Fund

      (b)   Directors and Officers of One Orchard.

                              Position and Offices
Name                         Principal Business Address with Underwriter

Bradley A. Cornish           8505 E. Orchard Road            President and
                             Englewood, Colorado 80111       Director

Alan D. Mac Lennan           8505 E. Orchard Road            Director
                             Englewood, Colorado 80111

Stanley Kenyon            Bldg. 400, Suite 1200              Director
                             1000 Abernathy Road
                             Atlanta, GA 30328

Glen R. Derback              8515 E. Orchard Road            Treasurer
                             Englewood, Colorado 80111

Beverly A. Byrne             8515 E. Orchard Road            Secretary
                             Englewood, Colorado 80111


                  Net
Name of           Underwriting          Compensation
Principal         Discounts and                  on                             Brokerage
Underwriter       Commissions           Redemption        Commissions           Compensation

One Orchard           -0-                      -0-                      -0-                                           -0-

Item 30. Location of Accounts and Records

   All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31. Management Services

      Not Applicable.

Item 32. Undertakings

               (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

                                             S-115
                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado on this 24th day of April , 1998.

                     RETIREMENT PLAN SERIES ACCOUNT
                     (Registrant)



                     By: /s/ William T. McCallum
                   William T. McCallum, President and
                   Chief Executive Officer of Great-West
                   Life & Annuity Insurance Company

                     GREAT-WEST LIFE & ANNUITY
                     INSURANCE COMPANY
                     (Depositor)



                     By: /s/ William T. McCallum
                   William T. McCallum, President and
                   Chief Executive Officer

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                      Date



 /s/ Robert Gratton                                                April 23    , 1998
------------------------------------------------                ---------------
Director and Chairman of the Board
(Robert Gratton)



 /s/ William T. McCallum                                      April 23   , 1998
-------------------------------------------               ---------------
Director, President and Chief
Executive Officer (William T. McCallum)


Signature and Title                                 Date



/s/ Glen Ray Derback                                               April 23    , 1998
-----------------------------------------------                 ---------------
Vice President and Controller
(Glen Ray Derback)



/s/ James Balog                                                       April 23    , 1998
---------------------------------------------------                ---------------
Director, (James Balog)



/s/ James W. Burns            _                                    April 23    , 1998
-----------------------------------------------                 ---------------
Director, (James W. Burns)



/s/ Orest T. Dackow                                                April 23    , 1998
-----------------------------------------------                 ---------------
Director, (Orest T. Dackow)



______________________________                 __________, 1998
Director, (Andre Desmarais)



/s/ Paul Desmarais, Jr.                                            April 23    , 1998
-------------------------------------------------               ---------------
Director, (Paul Desmarais, Jr.)



/s/ Robert G. Graham                                                April 23   , 1998
------------------------------------------------                ---------------
Director, (Robert G. Graham)



/s/ N. Berne Hart                                                        April 23  , 1998
----------------------------------------------------                  -------------
Director, (N. Berne Hart)

Signature and Title                                 Date


/s/ Kevin P. Kavanagh                                              April 23    , 1998
------------------------------------------------                ---------------
Director, (Kevin P. Kavanagh)



/s/ William Mackness                                                   April 23   , 1998
--------------------------------------------------                 ---------------
Director, (William Mackness)



/s/ Jerry Edgar Alan Nickerson                                  April 23    , 1998
--------------------------------------------                 ---------------
Director, (Jerry Edgar Alan Nickerson)



/s/ P. Michael Pitfield                                               April 23    , 1998
---------------------------------------------------                ---------------
Director, (P. Michael Pitfield)



                                                                                               , 1998
Director, (Michel Plessis-Belair)



/s/ Brian E. Walsh                                                     April 23   , 1998
--------------------------------------------------                 ---------------
Director, (Brian E. Walsh)



By:  /s/ D. C. Lennox    _                                         April 23    , 1998
    --------------------------------------------                ---------------
      D.C. Lennox

               Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement on September 13, 1994 and Post-Effective
               Amendment No. 2 to this Registration Statement.
